THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATIONS — 47.3%

	Face Amount	Value
U.S. Treasury Notes
4.250%, 12/31/24	$15,500,000	$15,500,000
4.000%, 12/15/25	10,370,000	10,401,596
3.875%, 01/15/26	3,000,000	2,999,766
2.875%, 06/15/25	27,900,000	27,176,344
2.500%, 04/30/24	5,300,000	5,162,738
2.250%, 03/31/24	7,000,000	6,807,226
1.500%, 02/15/25	4,040,000	3,829,005

Total U.S. Treasury Obligations
(Cost $72,949,643)		71,876,675

CORPORATE OBLIGATIONS — 40.1%

COMMUNICATION SERVICES — 1.9%
Bell Canada
0.750%, 03/17/24	548,000	523,095
Charter Communications Operating
4.500%, 02/01/24	557,000	551,629
Discovery Communications
3.800%, 03/13/24	606,000	595,650
NTT Finance
0.583%, 03/01/24(A)	1,131,000	1,078,706

		2,749,080

CONSUMER DISCRETIONARY — 1.5%
Aptiv
2.396%, 02/18/25	525,000	500,947
Brunswick
0.850%, 08/18/24	624,000	580,378
Daimler Finance North America
3.650%, 02/22/24(A)	570,000	562,092
Genuine Parts
1.750%, 02/01/25	673,000	632,714

		2,276,131

CONSUMER STAPLES — 4.6%
7-Eleven
0.800%, 02/10/24(A)	1,104,000	1,055,532
Coca-Cola European Partners
0.800%, 05/03/24(A)	763,000	723,748
Conagra Brands
4.300%, 05/01/24	431,000	426,536
Constellation Brands
4.750%, 11/15/24	413,000	412,647
Diageo Capital
2.125%, 10/24/24	1,086,000	1,039,974
JDE Peet’s
0.800%, 09/24/24(A)	1,216,000	1,123,271
McCormick
3.150%, 08/15/24	575,000	559,624
Mondelez International Holdings Netherlands BV
2.250%, 09/19/24(A)	588,000	563,966
Nestle Holdings
0.375%, 01/15/24(A)	530,000	508,042

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Suntory Holdings
2.250%, 10/16/24(A)	$592,000	$560,167

		6,973,507

ENERGY — 3.2%
Chevron USA
7.250%, 10/15/23	449,000	455,054
Continental Resources
3.800%, 06/01/24	592,000	580,227
Devon Energy
5.250%, 09/15/24	592,000	592,029
Enbridge
2.500%, 02/14/25	673,000	640,373
Energy Transfer
3.900%, 05/15/24	691,000	679,120
Hess
3.500%, 07/15/24	741,000	723,829
Mark West Energy Partners
4.500%, 07/15/23	516,000	511,107
Western Midstream Operating
3.950%, 06/01/25	673,000	642,715

		4,824,454

FINANCIALS — 13.6%
Ally Financial
3.875%, 05/21/24	1,365,000	1,337,648
Antares Holdings
6.000%, 08/15/23(A)	584,000	582,442
Ares Capital
4.200%, 06/10/24	566,000	556,601
Banco Santander
0.701%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.450%, 06/30/24(B)	718,000	703,051
Bank of Montreal MTN
1.500%, 01/10/25	987,000	927,035
Bank of Nova Scotia
0.700%, 04/15/24	610,000	580,375
0.650%, 07/31/24	610,000	573,142
BlackRock TCP Capital
3.900%, 08/23/24	1,140,000	1,088,985
Blackstone Private Credit Fund
1.750%, 09/15/24	812,000	758,511
Capital One Financial
3.300%, 10/30/24	566,000	549,837
Citigroup
5.750%, ICE LIBOR USD 3 Month + 1.100%, 05/17/24(B)	857,000	858,563
Discover Financial Services
3.950%, 11/06/24	557,000	546,503
Emera US Finance
0.833%, 06/15/24	875,000	822,510
Equitable Financial Life Global Funding
1.100%, 11/12/24(A)	619,000	579,755
F&G Global Funding
0.900%, 09/20/24(A)	943,000	871,809

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Franklin BSP Lending
4.850%, 12/15/24(A)	$628,000	$596,777
FS KKR Capital
4.625%, 07/15/24	584,000	572,869
Goldman Sachs Group
5.074%, U.S. SOFR + 0.790%, 12/09/26(B)	512,000	497,485
Golub Capital BDC
3.375%, 04/15/24	588,000	570,471
National Bank of Canada MTN
0.550%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.400%, 11/15/24(B)	1,100,000	1,060,162
Owl Rock Capital
5.250%, 04/15/24	561,000	556,960
PNC Bank
2.500%, 08/27/24	449,000	433,692
PNC Financial Services Group
8.492%, ICE LIBOR USD 3 Month + 3.678%(B)(C)	377,000	377,942
Principal Life Global Funding II
1.375%, 01/10/25(A)	651,000	608,414
Santander Holdings USA
3.500%, 06/07/24	287,000	280,292
Sixth Street Specialty Lending
3.875%, 11/01/24	575,000	559,349
Synchrony Financial
4.375%, 03/19/24	557,000	550,899
Trinity Acquisition
4.625%, 08/15/23	105,000	104,530
UBS
0.700%, 08/09/24(A)	1,032,000	968,159
Webster Financial
4.375%, 02/15/24	987,000	971,635
Wells Fargo MTN
0.805%, U.S. SOFR + 0.510%, 05/19/25(B)	584,000	552,772

		20,599,175

HEALTH CARE — 0.7%
Baxter International
1.322%, 11/29/24	446,000	418,691
Zimmer Biomet Holdings
1.450%, 11/22/24	633,000	596,937

		1,015,628

INDUSTRIALS — 5.4%
AerCap Ireland Capital DAC
4.875%, 01/16/24	242,000	240,626
Air Lease MTN
0.700%, 02/15/24	552,000	526,505
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	208,722	206,944
Canadian Pacific Railway
1.350%, 12/02/24	1,279,000	1,201,918

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
CNH Industrial Capital
4.200%, 01/15/24	$561,000	$556,013
Daimler Trucks Finance North America
1.625%, 12/13/24(A)	1,275,000	1,197,988
Georgia-Pacific
0.625%, 05/15/24(A)	539,000	511,117
Howmet Aerospace
5.125%, 10/01/24	566,000	563,170
Johnson Controls International
3.625%, 07/02/24(D)	503,000	494,360
Lennox International
3.000%, 11/15/23	539,000	530,390
Penske Truck Leasing Lp
4.125%, 08/01/23(A)	444,000	441,614
Quanta Services
0.950%, 10/01/24	619,000	576,198
Teledyne Technologies
0.950%, 04/01/24	552,000	525,800
Westinghouse Air Brake Technologies
4.400%, 03/15/24	566,000	558,814

		8,131,457

INFORMATION TECHNOLOGY — 2.4%
Broadcom
3.625%, 10/15/24	516,000	505,565
Fidelity National Information Services
0.600%, 03/01/24	557,000	530,882
Infor
1.450%, 07/15/23(A)	485,000	474,666
Microchip Technology
0.983%, 09/01/24	359,000	336,203
0.972%, 02/15/24	530,000	507,372
Renesas Electronics
1.543%, 11/26/24(A)	862,000	796,683
Roper Technologies
2.350%, 09/15/24	584,000	560,399

		3,711,770

MATERIALS — 4.0%
Anglo American Capital
3.625%, 09/11/24(A)	534,000	520,951
Avery Dennison
0.850%, 08/15/24	628,000	590,446
Berry Global
0.950%, 02/15/24	539,000	514,656
Celanese US Holdings
3.500%, 05/08/24	732,000	716,506
Freeport-McMoRan
4.550%, 11/14/24	898,000	887,370
Mosaic
4.250%, 11/15/23	575,000	571,406
Sonoco Products
1.800%, 02/01/25	651,000	609,988

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
Steel Dynamics
2.800%, 12/15/24	$552,000	$530,132
West Fraser Timber
4.350%, 10/15/24(A)	666,000	652,838
Westlake
0.875%, 08/15/24	644,000	602,972

		6,197,265

REAL ESTATE — 0.8%
American Tower
0.600%, 01/15/24	830,000	795,790
Vornado Realty
3.500%, 01/15/25	516,000	489,985

		1,285,775

UTILITIES — 2.0%
American Electric Power
2.031%, 03/15/24	651,000	629,064
Black Hills
1.037%, 08/23/24	925,000	868,958
Dominion Energy
3.071%, 08/15/24(D)	507,000	491,958
Southern
0.600%, 02/26/24	557,000	532,217
WEC Energy Group
0.800%, 03/15/24	566,000	540,072

		3,062,269

Total Corporate Obligations
(Cost $64,133,653)		60,826,511

ASSET-BACKED SECURITIES — 6.4%

ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A2A
6.390%, ICE LIBOR USD 3 Month + 2.150%, 01/20/32 (A)(B)	1,122,000	1,115,806
Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2
6.242%, ICE LIBOR USD 3 Month + 1.450%, 07/15/29 (A)(B)	539,000	532,251
Blackrock Mount Adams CLO IX, Ser 2021-9A, Cl A1
6.123%, ICE LIBOR USD 3 Month + 1.370%, 09/22/31 (A)(B)	920,000	906,147
California Street CLO IX, Ser 2021-9A, Cl AR3
5.892%, ICE LIBOR USD 3 Month + 1.100%, 07/16/32 (A)(B)	592,000	582,774
Cerberus Loan Funding XXXVI, Ser 2021-6A, Cl B
6.542%, ICE LIBOR USD 3 Month + 1.750%, 11/22/33 (A)(B)	628,000	617,531

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Churchill MMSLF CLO-I, Ser 2021-2A, Cl A
6.232%, ICE LIBOR USD 3 Month + 1.450%, 10/01/32 (A)(B)	$1,113,000	$1,088,318
CoreVest American Finance Trust, Ser 2017-1, Cl D
4.358%, 10/15/49 (A)	13,458	13,416
Fortress Credit Opportunities XI CLO, Ser 2018-11A, Cl A1T
6.092%, ICE LIBOR USD 3 Month + 1.300%, 04/15/31 (A)(B)	1,109,000	1,092,546
Fortress Credit Opportunities XVII CLO, Ser 2022-17A, Cl B
6.608%, TSFR3M + 1.950%, 01/15/30 (A)(B)	637,000	613,149
KKR Lending Partners III Clo, Ser 2021-1A, Cl B
6.708%, ICE LIBOR USD 3 Month + 1.900%, 10/20/30 (A)(B)	592,000	568,126
Nassau, Ser 2017-IIA, Cl AF
3.380%, 01/15/30 (A)	373,253	358,431
RIN II, Ser 2019-1A, Cl A
6.385%, ICE LIBOR USD 3 Month + 1.650%, 09/10/30 (A)(B)	557,000	552,008
VCP CLO II, Ser 2021-2A, Cl A1
6.462%, ICE LIBOR USD 3 Month + 1.670%, 04/15/31 (A)(B)	673,000	667,049
Wellfleet CLO, Ser 2018-2A, Cl A1R
5.948%, ICE LIBOR USD 3 Month + 1.140%, 10/20/28 (A)(B)	246,735	244,691
Wellfleet CLO, Ser 2021-1A, Cl BR4
6.358%, ICE LIBOR USD 3 Month + 1.550%, 07/20/29 (A)(B)	592,000	583,680
Zais CLO VIII, Ser 2018-1A, Cl A
5.742%, ICE LIBOR USD 3 Month + 0.950%, 04/15/29 (A)(B)	160,731	159,774

Total Asset-Backed Securities
(Cost $9,865,613)		9,695,697

MORTGAGE-BACKED SECURITIES — 3.8%

BPR Trust, Ser 2021-KEN, Cl B
6.409%, ICE LIBOR USD 1 Month + 1.950%, 02/15/29 (A)(B)	723,000	705,460

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	$130,693	$112,791
COMM Mortgage Trust, Ser 2013- CR10, Cl ASB
3.795%, 08/10/46	52,045	51,878
FREMF Mortgage Trust, Ser 2015- K48, Cl C
3.646%, 08/25/48 (A)(B)	718,000	682,572
FREMF Mortgage Trust, Ser 2017- K729, Cl B
3.673%, 11/25/49 (A)(B)	750,000	722,563
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (A)(B)	1,134,255	1,045,015
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (A)(B)	1,001,942	922,089
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
5.349%, 07/25/44 (A)(B)	35,124	34,664
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
5.332%, 06/25/46 (A)(B)	42,429	39,517
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1
5.407%, 12/25/46 (A)(B)	84,285	81,200
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (A)(B)	1,208,835	1,134,194
Sequoia Mortgage Trust, Ser 2013- 4, Cl B3
3.442%, 04/25/43 (B)	78,066	71,704
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	212,341	178,206

Total Mortgage-Backed Securities
(Cost $6,201,971)		5,781,853

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.0%
FHLMC
6.000%, 01/01/37	866	891
6.000%, 11/01/37	1,041	1,074
5.500%, 07/01/34	1,421	1,446
4.000%, 03/01/39	2,818	2,787
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	4,501	4,475
FNMA
6.000%, 05/01/36	287	304
6.000%, 08/01/36	268	282
5.500%, 07/01/38	2,263	2,349

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
GNMA
6.000%, 03/15/32	$589	$619
6.000%, 09/15/33	4,378	4,583
6.000%, 09/15/37	1,823	1,934
5.500%, 06/15/38	720	735
5.000%, 06/15/33	1,129	1,161

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $23,838)		22,640

Total Investments in Securities— 97.6%
(Cost $153,174,718)		$148,203,376

Percentages are based on Net Assets of $151,850,385.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2023 was $30,332,705 and represented 20.0% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

See “Glossary” for abbreviations.

KOC-QH-002-1600

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 46.5%

	Face Amount	Value
U.S. Treasury Bonds
4.000%, 11/15/42	$1,800,000	$1,860,188
4.000%, 11/15/52	1,000,000	1,069,375
3.750%, 08/15/41	6,900,000	6,943,125
3.000%, 05/15/45	1,725,000	1,518,741
3.000%, 08/15/52	250,000	221,211
2.875%, 05/15/52	3,000,000	2,585,156
2.250%, 08/15/46	4,100,000	3,130,574
1.875%, 11/15/51	1,300,000	892,328
1.250%, 05/15/50	1,850,000	1,087,092
U.S. Treasury Notes
4.250%, 12/31/24	10,500,000	10,500,000
4.125%, 11/15/32	1,500,000	1,578,047
3.875%, 01/15/26	10,000,000	9,999,219
3.875%, 12/31/27	5,000,000	5,056,641
3.875%, 09/30/29	2,900,000	2,949,617
2.750%, 05/31/29	3,000,000	2,857,734
2.750%, 08/15/32	3,500,000	3,293,281
2.625%, 05/31/27	9,900,000	9,486,211
1.500%, 02/15/25	940,000	890,907
1.375%, 11/15/31	1,000,000	843,086
0.625%, 05/15/30	1,000,000	818,008
0.250%, 05/15/24	500,000	472,871
0.250%, 09/30/25	400,000	363,438
United States Treasury Bills
4.639%, 11/30/23(A)	7,750,000	7,460,558

Total U.S. Treasury Obligations
(Cost $79,886,821)		75,877,408

CORPORATE OBLIGATIONS — 25.7%

COMMUNICATION SERVICES — 1.2%
Comcast
2.887%, 11/01/51	314,000	219,204
2.650%, 02/01/30	240,000	214,579
Discovery Communications
4.125%, 05/15/29	635,000	583,750
NBN MTN
2.625%, 05/05/31(B)	600,000	499,816
Verizon Communications
3.875%, 02/08/29	480,000	462,059

		1,979,408

CONSUMER DISCRETIONARY — 1.1%
7-Eleven
2.800%, 02/10/51(B)	940,000	620,134
General Motors Financial
4.000%, 10/06/26	65,000	62,610
Mars
2.375%, 07/16/40(B)	540,000	394,958
Tiffany
4.900%, 10/01/44	759,000	701,988

		1,779,690

CONSUMER STAPLES — 1.7%
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	304,768

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Bacardi
5.150%, 05/15/38(B)	$520,000	$509,693
Bunge Finance
3.250%, 08/15/26	250,000	237,173
1.630%, 08/17/25	250,000	230,401
Conagra Brands
4.600%, 11/01/25	465,000	461,806
JBS USA LUX
3.000%, 05/15/32(B)	695,000	551,014
Mondelez International
1.500%, 02/04/31	535,000	428,276

		2,723,131

ENERGY — 1.7%
Boardwalk Pipelines
4.800%, 05/03/29	480,000	472,748
Chevron USA
8.000%, 04/01/27	250,000	285,549
Eastern Gas Transmission & Storage
3.000%, 11/15/29	560,000	502,106
Energy Transfer Operating
2.900%, 05/15/25	415,000	395,920
Gray Oak Pipeline
2.000%, 09/15/23(B)	365,000	356,624
MarkWest Energy Partners
4.875%, 06/01/25	375,000	367,328
Rockies Express Pipeline
3.600%, 05/15/25(B)	480,000	453,764

		2,834,039

FINANCIALS — 8.5%
Ares Capital
4.250%, 03/01/25	570,000	549,676
Ares Finance II
3.250%, 06/15/30(B)	645,000	549,225
Bank of Montreal
3.803%, USD Swap Semi 30/360 5 Yr Curr + 1.432%, 12/15/32(C)	825,000	755,300
Brookfield Finance
4.250%, 06/02/26	705,000	693,873
Carlyle Finance Subsidiary
3.500%, 09/19/29(B)	650,000	569,687
CI Financial
3.200%, 12/17/30	910,000	711,568
Deutsche Bank NY
3.742%, U.S. SOFR + 2.257%, 01/07/33(C)	750,000	592,503
E*TRADE Financial
3.800%, 08/24/27	855,000	833,554
First Republic Bank
4.375%, 08/01/46	270,000	215,473
Goldman Sachs Group
5.074%, U.S. SOFR + 0.790%, 12/09/26(C)	520,000	505,258

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Legg Mason
5.625%, 01/15/44	$685,000	$707,114
MSCI
3.250%, 08/15/33(B)	505,000	414,100
National Australia Bank
3.347%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.700%, 01/12/37(B)(C)	750,000	605,605
Neuberger Berman Group
4.500%, 03/15/27(B)	970,000	935,662
Nuveen Finance
4.125%, 11/01/24(B)	400,000	390,776
PennantPark Floating Rate Capital
4.250%, 04/01/26	650,000	586,964
Raymond James Financial
3.750%, 04/01/51	610,000	482,502
Santander Holdings USA
3.450%, 06/02/25	200,000	191,351
2.490%, U.S. SOFR + 1.249%, 01/06/28(C)	750,000	661,515
Stifel Financial
4.250%, 07/18/24	445,000	439,153
Synchrony Financial
4.250%, 08/15/24	345,000	338,487
Texas Capital Bancshares
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.150%, 05/06/31(C)	825,000	751,094
UBS Group
3.179%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/43(B)(C)	555,000	425,936
Willis North America
3.600%, 05/15/24	415,000	406,278
Zions Bancorp
3.250%, 10/29/29	750,000	636,527

		13,949,181

INDUSTRIALS — 3.5%
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	209,463	207,679
Ashtead Capital
1.500%, 08/12/26(B)	650,000	572,214
Canadian Pacific Railway
3.100%, 12/02/51	880,000	648,824
Daimler Trucks Finance North America
2.500%, 12/14/31(B)	940,000	768,948
Delta Air Lines
2.900%, 10/28/24	455,000	434,015
Flowserve
2.800%, 01/15/32	675,000	538,391
Howmet Aerospace
3.000%, 01/15/29	495,000	431,887

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
Masco
6.500%, 08/15/32	$317,000	$336,768
Northern Group Housing
5.605%, 08/15/33(B)	506,062	502,824
Parker-Hannifin
4.000%, 06/14/49	255,000	218,715
Teledyne Technologies
2.250%, 04/01/28	420,000	373,427
Westinghouse Air Brake Technologies
3.200%, 06/15/25	530,000	501,440

		5,535,132

INFORMATION TECHNOLOGY — 1.6%
Infor
1.750%, 07/15/25(B)	335,000	304,967
Microsoft
2.921%, 03/17/52	270,000	206,443
NXP BV
5.550%, 12/01/28	245,000	251,615
Oracle
2.875%, 03/25/31	600,000	516,791
Roper Technologies
2.950%, 09/15/29	420,000	376,787
VMware
1.800%, 08/15/28	625,000	527,000
Vontier
1.800%, 04/01/26	590,000	512,421

		2,696,024

MATERIALS — 2.0%
Anglo American Capital
4.500%, 03/15/28(B)	525,000	512,626
Berry Global
1.650%, 01/15/27	625,000	546,756
CF Industries
4.500%, 12/01/26(B)	520,000	512,849
International Flavors & Fragrances
3.468%, 12/01/50(B)	345,000	255,929
Sealed Air
1.573%, 10/15/26(B)	835,000	734,581
Silgan Holdings
1.400%, 04/01/26(B)	420,000	375,963
Vulcan Materials
4.500%, 04/01/25	400,000	397,557

		3,336,261

REAL ESTATE — 1.8%
Alexandria Real Estate Equities
2.000%, 05/18/32	745,000	593,999
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(B)	400,000	411,478
Extra Space Storage
2.350%, 03/15/32	730,000	578,405
Safehold Operating Partnership
2.850%, 01/15/32	700,000	551,141

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE — continued
Store Capital
4.500%, 03/15/28	$380,000	$350,186
UDR
3.000%, 08/15/31	560,000	487,992

		2,973,201

UTILITIES — 2.6%
DPL
4.350%, 04/15/29	425,000	388,188
Duquesne Light Holdings
2.532%, 10/01/30(B)	540,000	441,973
Emera US Finance
4.750%, 06/15/46	250,000	210,159
IPALCO Enterprises
3.700%, 09/01/24	435,000	423,313
Jersey Central Power & Light
2.750%, 03/01/32(B)	670,000	567,013
Monongahela Power
3.550%, 05/15/27(B)	550,000	525,963
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,077,197
NiSource
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.843%(C)(D)	385,000	373,472
Spire
3.543%, 02/27/24	250,000	245,395

		4,252,673

Total Corporate Obligations
(Cost $48,192,105)		42,058,740

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 13.4%

FHLMC
5.500%, 01/01/53	825,000	840,724
4.500%, 12/01/48	121,538	122,125
4.500%, 09/01/52	766,321	756,936
4.000%, 02/01/47	257,245	253,246
4.000%, 11/01/47	239,779	236,286
4.000%, 11/01/48	89,995	88,335
4.000%, 04/01/52	1,397,552	1,352,090
3.500%, 11/01/44	231,166	222,438
3.500%, 04/01/46	146,855	140,598
3.500%, 07/01/47	312,986	299,663
3.500%, 12/01/48	195,737	187,197
3.500%, 04/01/52	1,052,319	987,360
3.000%, 02/01/45	250,786	234,153
3.000%, 08/01/45	123,093	114,655
3.000%, 02/01/48	146,927	135,546
3.000%, 04/01/50	507,612	466,228
2.500%, 02/01/30	148,740	142,373
2.000%, 08/01/50	1,093,113	923,883
2.000%, 10/01/50	318,849	269,465
FHLMC REMIC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	80,687	80,150

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A 3.881%, 02/25/43(C)	$71,142	$65,713
FNMA
6.000%, 12/01/52	824,279	848,233
5.000%, 09/01/52	752,071	756,154
5.000%, 01/01/53	825,000	828,169
4.500%, 02/01/41	362,688	368,588
4.500%, 03/01/48	234,778	236,446
4.000%, 03/01/35	101,225	100,262
4.000%, 01/01/42	257,608	254,516
4.000%, 05/01/49	222,433	218,706
3.500%, 02/01/47	261,528	251,871
3.500%, 12/01/47	133,504	127,369
3.500%, 08/01/48	136,408	130,166
3.500%, 03/01/49	241,201	232,161
3.500%, 06/01/49	524,739	500,620
3.500%, 07/01/50	829,443	790,622
3.000%, 10/01/48	242,791	218,998
3.000%, 02/01/50	1,803,373	1,657,464
3.000%, 05/01/51	1,367,151	1,259,566
3.000%, 03/01/52	1,423,999	1,298,093
2.500%, 12/01/49	350,661	310,303
2.500%, 09/01/50	724,512	640,733
2.500%, 06/01/51	1,161,134	1,021,187
2.000%, 10/01/50	886,406	749,179
2.000%, 02/01/51	652,156	550,569
GNMA
4.000%, 07/20/48	99,369	97,660
3.500%, 06/20/48	595,259	570,209

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $23,661,615)		21,937,008

MORTGAGE-BACKED SECURITIES — 10.0%

Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3 4.095%, 09/10/46	196,805	195,909
COLT Mortgage Loan Trust, Ser 2022-4, Cl A1 4.301%, 03/25/67 (B)(C)	949,384	926,975
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (B)(C)	148,061	131,479
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (B)(C)	133,341	121,581
First Republic Mortgage Trust, Ser 2020-1, Cl A5 2.884%, 04/25/50 (B)(C)	404,875	374,238
FREMF Mortgage Trust, Ser 2017- K65, Cl C
4.077%, 07/25/50 (B)(C)	725,000	682,913
FREMF Mortgage Trust, Ser 2017- K66, Cl C
4.038%, 07/25/27 (B)(C)	175,000	164,056

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FREMF Mortgage Trust, Ser 2017- K67, Cl B
3.946%, 09/25/49 (B)(C)	$1,500,000	$1,423,639
FREMF Mortgage Trust, Ser 2019- K99, Cl C
3.645%, 10/25/52 (B)(C)	750,000	667,058
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B)(E)	230,186	250,983
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (B)(C)	1,287,114	1,132,711
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (B)(C)	1,779,148	1,572,998
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
5.349%, 07/25/44 (B)(C)	32,288	31,866
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
5.332%, 06/25/46 (B)(C)	46,968	43,744
JP Morgan Mortgage Trust, Ser 2016-5, Cl B3
5.411%, 12/25/46 (B)(C)	310,882	281,830
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (B)(C)	1,236,184	1,092,947
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (B)(C)	1,773,941	1,568,395
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (B)(C)	1,916,509	1,743,214
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	256,277	249,219
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (B)(C)	1,306,492	1,155,108
RCKT Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (B)(C)	1,930,157	1,755,629
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	671,895	630,867
Sequoia Mortgage Trust, Ser 2015- 1, Cl A1
3.500%, 01/25/45 (B)(C)	25,942	23,849
Sequoia Mortgage Trust, Ser 2015- 2, Cl A1
3.500%, 05/25/45 (B)(C)	49,533	45,106
Sequoia Mortgage Trust, Ser 2015- 4, Cl A1
3.000%, 11/25/30 (B)(C)	64,388	59,514

Total Mortgage-Backed Securities
(Cost $17,702,365)		16,325,828

MUNICIPAL BONDS — 2.2%

	Face Amount	Value
California State, City of Riverside, Ser A, RB
3.857%, 06/01/45	$780,000	$666,547
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	230,183
Grand Parkway Transportation, Ser B, RB
3.216%, 10/01/49	640,000	491,820
Hawaii State, Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	117,977	111,261
Massachusetts State, Housing Finance Agency, Ser B, RB
3.350%, 12/01/40	200,000	186,359
New York City, Housing Development, Ser D, RB
3.083%, 11/01/46	900,000	641,052
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	493,376
Rhode Island State, Housing and Mortgage Finance, Ser 1-T, RB
2.993%, 10/01/38	540,000	432,776
Virginia State, Housing Development Authority, Ser C, RB
2.829%, 04/01/41	500,000	382,700

Total Municipal Bonds (Cost $4,679,682)		3,636,074

ASSET-BACKED SECURITIES — 1.1%

Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2
6.242%, ICE LIBOR USD 3 Month + 1.450%, 07/15/29 (B)(C)	585,000	577,675
RIN II, Ser 2019-1A, Cl A
6.385%, ICE LIBOR USD 3 Month + 1.650%, 09/10/30 (B)(C)	600,000	594,622
VCP CLO II, Ser 2021-2A, Cl B1
7.042%, ICE LIBOR USD 3 Month + 2.250%, 04/15/31 (B)(C)	650,000	642,032

Total Asset-Backed Securities (Cost $1,835,000)		1,814,329

Total Investments in Securities— 98.9% (Cost $175,957,588)		$161,649,387

Percentages are based on Net Assets of $163,365,258.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2023 (Unaudited)

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2023 was $30,828,484 and represented 18.9% of Net Assets.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Level 3 security in accordance with fair value hierarchy.

See “Glossary” for abbreviations.

KOC-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 63.3%

	Shares	Value

COMMUNICATION SERVICES — 2.8%
Alphabet, Cl A *	6,375	$630,105
Interpublic Group of Companies (A)	11,353	413,930
Meta Platforms, Cl A *	394	58,694
Omnicom Group (A)	10,847	932,734

		2,035,463

CONSUMER DISCRETIONARY — 2.3%
Best Buy	4,241	376,262
BorgWarner	5,583	263,964
Churchill Downs	882	218,824
Expedia Group *	2,732	312,267
Service International	3,058	226,751
Whirlpool	1,764	274,461

		1,672,529

CONSUMER STAPLES — 1.6%
Albertsons, Cl A	12,131	257,177
Altria Group (A)	4,092	184,304
Philip Morris International (A)	1,837	191,489
Tyson Foods, Cl A	7,389	485,827

		1,118,797

ENERGY — 3.7%
ConocoPhillips (A)	7,104	865,764
Devon Energy	3,134	198,194
Exxon Mobil	1,765	204,758
HF Sinclair	4,338	246,832
Marathon Oil	16,151	443,668
Marathon Petroleum	584	75,056
Noble PLC *	4,839	196,899
Occidental Petroleum	2,237	144,935
Valero Energy	1,729	242,112

		2,618,218

FINANCIALS — 17.5%
Allstate (A)	2,957	379,886
American Financial Group (A)	3,592	512,183
Ameriprise Financial (A)	4,584	1,604,950
Berkshire Hathaway, Cl B *(A)	4,494	1,399,971
Capital One Financial (A)	8,967	1,067,073
Discover Financial Services (A)	12,660	1,477,802
Fidelity National Financial	25,262	1,112,286
Fifth Third Bancorp	28,204	1,023,523
Goldman Sachs Group	638	233,387
Morgan Stanley (A)	11,013	1,071,895
Synchrony Financial	29,443	1,081,441
Travelers	6,354	1,214,377
US Bancorp	6,493	323,351

		12,502,125

HEALTH CARE — 15.9%
Amgen (A)	5,456	1,377,094
Bristol-Myers Squibb (A)	19,845	1,441,739
Bruker	20,444	1,433,533
DaVita *(A)	2,747	226,325
Gilead Sciences (A)	16,663	1,398,692
Hologic *	18,734	1,524,386
Moderna *	4,005	705,120

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Quest Diagnostics	2,099	$311,660
Royalty Pharma PLC, Cl A (A)	36,530	1,431,611
United Therapeutics *	580	152,639
Waters *	4,119	1,353,421

		11,356,220

INDUSTRIALS — 2.1%
Owens Corning (A)	14,005	1,353,583
Textron	2,444	178,046

		1,531,629

INFORMATION TECHNOLOGY — 10.3%
Apple (A)	4,513	651,181
Broadcom (A)	1,290	754,663
Check Point Software Technologies *(A)	5,111	650,119
Cisco Systems	2,229	108,485
FleetCor Technologies *	1,197	249,946
GoDaddy, Cl A *	4,353	357,512
Hewlett Packard Enterprise	6,207	100,119
Jabil	4,315	339,288
KLA	468	183,681
Micron Technology (A)	7,272	438,502
Microsoft (A)	1,000	247,810
NetApp (A)	19,627	1,299,896
NXP Semiconductors	1,572	289,735
QUALCOMM (A)	517	68,870
Seagate Technology Holdings PLC (A)	11,411	773,438
Teradyne	2,464	250,589
VMware, Cl A *(A)	5,148	630,475

		7,394,309

MATERIALS — 6.8%
CF Industries Holdings (A)	7,492	634,572
Dow	23,259	1,380,422
Freeport-McMoRan	10,517	469,268
LyondellBasell Industries, Cl A	1,345	130,048
Nucor	2,594	438,438
Sealed Air	8,475	464,091
Steel Dynamics	8,117	979,235
Westlake	2,792	342,718

		4,838,792

UTILITIES — 0.3%
NRG Energy	7,368	252,133

Total Common Stock (Cost $42,309,347)		45,320,215

EXCHANGE TRADED FUNDS — 5.0%

iShares S&P/TSX Capped Energy Index ETF	80,844	985,524
Materials Select Sector SPDR Fund	28,709	2,430,217

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JANUARY 31, 2023 (Unaudited)

EXCHANGE TRADED FUNDS — continued

	Shares	Value
SPDR S&P Oil & Gas Equipment & Services ETF	2,309	$202,199

Total Exchange Traded Funds (Cost $3,169,419)		3,617,940

Total Investments in Securities— 68.3% (Cost $45,478,766)		$48,938,155

SECURITIES SOLD SHORT COMMON STOCK — (19.9)%

	Shares	Value

COMMUNICATION SERVICES — (2.0)%
Netflix *	(482)	$(170,560)
Snap, Cl A *	(15,789)	(182,521)
Trade Desk, Cl A *	(18,049)	(915,084)
Walt Disney *	(1,591)	(172,608)

		(1,440,773)

CONSUMER DISCRETIONARY — (1.9)%
Chewy, Cl A *	(7,475)	(336,823)
DoorDash, Cl A *	(2,963)	(171,617)
Floor & Decor Holdings, Cl A *	(3,441)	(312,340)
Tesla *	(3,226)	(558,808)

		(1,379,588)

FINANCIALS — (0.6)%
NU Holdings, Cl A *	(99,764)	(463,903)

HEALTH CARE — (3.6)%
Catalent *	(14,267)	(763,998)
Illumina *	(1,147)	(245,687)
Insulet *	(501)	(143,947)
Penumbra *	(2,467)	(617,761)
R1 RCM *	(13,290)	(190,180)
ResMed	(2,604)	(594,676)

		(2,556,249)

INDUSTRIALS — (0.6)%
Chart Industries *	(615)	(82,398)
Generac Holdings *	(1,439)	(173,543)
Uber Technologies *	(5,588)	(172,837)

		(428,778)

INFORMATION TECHNOLOGY — (9.3)%
Advanced Micro Devices *	(3,193)	(239,954)
Affirm Holdings, Cl A *	(15,391)	(249,180)
Atlassian, Cl A *	(4,493)	(726,159)
Block, Cl A *	(10,068)	(822,757)
Cloudflare, Cl A *	(7,895)	(417,724)
Crowdstrike Holdings, Cl A *	(5,329)	(564,341)
Datadog, Cl A *	(3,500)	(261,835)
Gitlab, Cl A *	(3,329)	(164,486)
Marvell Technology	(3,931)	(169,623)
MongoDB, Cl A *	(2,994)	(641,345)
Snowflake, Cl A *	(1,649)	(257,970)
SolarEdge Technologies *	(3,304)	(1,054,405)
Toast, Cl A *	(8,099)	(180,689)
Twilio, Cl A *	(2,818)	(168,629)
Tyler Technologies *	(1,720)	(555,164)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Unity Software *	(5,222)	$(185,485)

		(6,659,746)

MATERIALS — (0.4)%
Albemarle	(942)	(265,126)

UTILITIES — (1.5)%
CMS Energy	(8,594)	(543,055)
Public Service Enterprise Group	(8,854)	(548,328)

		(1,091,383)

Total Common Stock
(Proceeds $13,206,074)		(14,285,546)

EXCHANGE TRADED FUNDS — (22.5)%
iShares Russell 3000 ETF	(19,027)	(4,483,903)
Vanguard Russell 1000 Value	(165,750)	(11,595,870)

Total Exchange Traded Funds (Proceeds $16,290,575)		(16,079,773)

Total Securities Sold Short— (42.4)% (Proceeds $29,496,649)		$(30,365,319)

Percentages are based on Net Assets of $71,606,013.

*	Non-income producing security.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.

See “Glossary” for abbreviations.

KOC-QH-007-0700

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.3%

	Shares	Value

COMMUNICATION SERVICES — 4.3%
Alphabet, Cl A *	26,756	$2,644,563
Electronic Arts	13,958	1,796,115
Meta Platforms, Cl A *	12,541	1,868,233

		6,308,911

CONSUMER DISCRETIONARY — 5.1%
General Motors	38,384	1,509,259
Lennar, Cl A	22,640	2,318,336
TJX	19,722	1,614,443
Tractor Supply	9,222	2,102,524

		7,544,562

CONSUMER STAPLES — 8.6%
General Mills	35,695	2,797,060
Hershey	8,040	1,805,784
Molson Coors Beverage, Cl B	25,288	1,329,643
Monster Beverage *	19,252	2,003,748
PepsiCo	13,356	2,284,143
Procter & Gamble	17,031	2,424,874

		12,645,252

ENERGY — 9.2%
Canadian Natural Resources	46,543	2,859,602
ConocoPhillips	31,266	3,810,387
Exxon Mobil	36,853	4,275,317
Pioneer Natural Resources	10,803	2,488,471

		13,433,777

FINANCIALS — 20.9%
Allstate	18,292	2,349,973
Ameriprise Financial	7,355	2,575,133
Berkshire Hathaway, Cl B *	16,141	5,028,244
Citizens Financial Group	46,641	2,020,488
First Horizon	99,676	2,464,988
Hartford Financial Services Group	39,303	3,050,306
JPMorgan Chase	12,826	1,795,127
Morgan Stanley	31,132	3,030,078
Prudential Financial	20,759	2,178,449
State Street	24,610	2,247,631
Toronto-Dominion Bank	25,082	1,736,176
Wells Fargo	45,306	2,123,492

		30,600,085

HEALTH CARE — 13.3%
Amgen	11,103	2,802,398
Boston Scientific *	32,777	1,515,936
Bristol-Myers Squibb	50,025	3,634,316
Eli Lilly	9,708	3,341,008
Jazz Pharmaceuticals PLC *	9,376	1,468,844
Quest Diagnostics	17,915	2,660,019
Select Medical Holdings	68,519	1,991,848
STERIS PLC	10,098	2,085,338

		19,499,707

INDUSTRIALS — 11.8%
AECOM	38,762	3,382,760
Copart *	23,210	1,546,018
CSX	70,527	2,180,695
Cummins	8,586	2,142,551

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Emerson Electric	24,675	$2,226,178
Quanta Services	17,157	2,611,124
United Rentals	7,175	3,163,816

		17,253,142

INFORMATION TECHNOLOGY — 5.0%
Dell Technologies, Cl C	39,763	1,615,173
Intel	28,949	818,099
Microsoft	7,076	1,753,503
Salesforce *	7,000	1,175,790
Visa, Cl A	8,851	2,037,589

		7,400,154

MATERIALS — 4.3%
Mosaic	36,748	1,820,496
Sealed Air	42,723	2,339,511
Steel Dynamics	18,312	2,209,160

		6,369,167

REAL ESTATE — 5.8%
Extra Space Storage ‡	11,867	1,872,969
Host Hotels & Resorts ‡	114,923	2,166,298
Iron Mountain ‡	37,664	2,055,701
Lamar Advertising, Cl A ‡	22,715	2,420,056

		8,515,024

UTILITIES — 7.0%
Constellation Energy	15,886	1,356,029
Entergy	17,973	1,946,116
Exelon	47,671	2,011,240
FirstEnergy	38,572	1,579,523
Fortis	37,139	1,528,270
Vistra	77,319	1,782,976

		10,204,154

Total Common Stock (Cost $115,304,336)		139,773,935

Total Investments in Securities— 95.3% (Cost $115,304,336)		$139,773,935

Percentages are based on Net Assets of $146,724,485.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

KOC-QH-004-1600

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.7%#

	Shares	Value

COMMUNICATION SERVICES — 7.0%
Alphabet, Cl A *	48,008	$4,745,111
Alphabet, Cl C *	31,599	3,155,792
Meta Platforms, Cl A *	3,220	479,684
Netflix *	1,433	507,081

		8,887,668

CONSUMER DISCRETIONARY — 15.1%
AutoZone *	644	1,570,619
Darden Restaurants	8,885	1,314,714
Expedia Group *	8,240	941,832
Home Depot	4,084	1,323,910
Lowe’s	9,673	2,014,402
Lululemon Athletica *	4,514	1,385,256
Marriott International, Cl A	11,393	1,984,433
NIKE, Cl B	8,407	1,070,463
Tesla *	17,340	3,003,635
TJX	23,001	1,882,862
Tractor Supply	6,319	1,440,669
Ulta Beauty *	2,221	1,141,505

		19,074,300

CONSUMER STAPLES — 6.8%
BJ’s Wholesale Club Holdings *	22,141	1,604,558
Coca-Cola	20,779	1,274,169
Darling Ingredients *	9,171	607,946
PepsiCo	16,910	2,891,948
Procter & Gamble	15,190	2,162,752

		8,541,373

ENERGY — 1.8%
Cheniere Energy	6,233	952,340
Pioneer Natural Resources	5,589	1,287,426

		2,239,766

FINANCIALS — 1.3%
American Express	9,028	1,579,268

HEALTH CARE — 11.3%
Align Technology *	3,726	1,005,014
AmerisourceBergen, Cl A	6,821	1,152,476
Amgen	7,119	1,796,836
Boston Scientific *	28,590	1,322,287
Bristol-Myers Squibb	14,716	1,069,117
Eli Lilly	7,168	2,466,867
Exact Sciences *	9,682	653,729
Intuitive Surgical *	2,426	596,044
Jazz Pharmaceuticals PLC *	3,765	589,825
Neurocrine Biosciences *	3,204	355,420
Seagen *	5,445	759,469
STERIS PLC	6,233	1,287,177
Zoetis, Cl A	7,380	1,221,316

		14,275,577

INDUSTRIALS — 6.1%
Caterpillar	6,663	1,681,008
Deere	1,934	817,773
Generac Holdings *	4,802	579,121
Howmet Aerospace	36,902	1,501,542
KBR	18,200	932,386

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Waste Management	9,816	$1,518,830
WESCO International *	4,509	671,886

		7,702,546

INFORMATION TECHNOLOGY — 42.3%
Accenture PLC, Cl A	6,663	1,859,310
Adobe *	3,152	1,167,312
Apple	104,615	15,094,898
Broadcom	3,009	1,760,295
Dynatrace *	21,782	837,082
Fiserv *	11,822	1,261,171
Keysight Technologies *	4,762	854,065
KLA	4,084	1,602,888
Mastercard, Cl A	6,018	2,230,271
Microchip Technology	19,275	1,496,125
Microsoft	51,376	12,731,487
NVIDIA	16,337	3,191,760
ON Semiconductor *	20,994	1,542,009
Paycom Software *	3,797	1,230,000
PayPal Holdings *	12,539	1,021,803
ServiceNow *	2,866	1,304,403
Visa, Cl A	18,056	4,156,672

		53,341,551

MATERIALS — 1.5%
Chemours	23,216	844,830
Linde PLC	3,152	1,043,123

		1,887,953

REAL ESTATE — 1.5%
Iron Mountain ‡	35,683	1,947,578

Total Common Stock (Cost $110,013,366)		119,477,580

Total Investments in Securities— 94.7% (Cost $110,013,366)		$119,477,580

Percentages are based on Net Assets of $126,177,937.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See “Glossary” for abbreviations.

KOC-QH-003-1600

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.1%

	Shares	Value

COMMUNICATION SERVICES — 2.5%
Cars.com *	75,669	$1,293,940
Sciplay, Cl A *	71,893	1,221,462
TechTarget *	14,151	700,899

		3,216,301

CONSUMER DISCRETIONARY — 8.4%
Adient PLC *	20,712	932,454
Bally’s *	20,489	407,116
Bloomin’ Brands	35,386	858,110
Boot Barn Holdings *	13,230	1,104,573
Boyd Gaming	21,231	1,322,904
Crocs *	7,210	877,962
Dana	47,742	866,040
Hibbett	10,849	719,940
KB Home	46,185	1,775,813
Lovesac *	14,265	367,181
Texas Roadhouse, Cl A	8,595	863,196
YETI Holdings *	10,572	473,203
Zumiez *	19,371	500,353

		11,068,845

CONSUMER STAPLES — 5.2%
Edgewell Personal Care	52,404	2,246,035
Hostess Brands, Cl A *	28,611	661,773
MGP Ingredients	6,565	640,350
Primo Water	70,434	1,102,292
Sprouts Farmers Market *	66,873	2,136,592

		6,787,042

ENERGY — 6.8%
Chord Energy	16,038	2,298,727
Civitas Resources	20,960	1,394,888
Crescent Point Energy	112,839	841,779
Magnolia Oil & Gas, Cl A	103,190	2,436,316
Matador Resources	15,496	1,025,215
Permian Resources, Cl A	93,377	1,015,008

		9,011,933

FINANCIALS — 15.4%
American Equity Investment Life Holding	27,135	1,292,983
Axis Capital Holdings	16,114	1,008,253
ConnectOne Bancorp	38,085	905,281
Customers Bancorp *	16,865	512,190
Enterprise Financial Services	22,035	1,174,906
Essent Group	19,757	869,901
FirstCash Holdings	11,729	1,081,179
Hancock Whitney	26,411	1,359,638
Merchants Bancorp	24,975	718,516
Metropolitan Bank Holding *	12,611	748,841
OceanFirst Financial	49,675	1,188,226
OFG Bancorp	44,617	1,263,107
Old Second Bancorp	74,466	1,265,177
Piper Sandler	7,397	1,051,114
Popular	14,772	1,013,950
QCR Holdings	24,503	1,287,878
Stifel Financial	17,337	1,168,687
Washington Federal	32,598	1,155,925

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Wintrust Financial	13,354	$1,221,491

		20,287,243

HEALTH CARE — 14.5%
Affimed *	97,785	126,143
Apellis Pharmaceuticals *	7,819	412,296
Castle Biosciences *	10,563	286,046
CONMED	7,550	722,988
Editas Medicine, Cl A *	10,504	103,885
Ensign Group	10,977	1,023,605
Fate Therapeutics *	11,824	70,471
Guardant Health *	6,189	194,520
Halozyme Therapeutics *	31,878	1,650,324
ICU Medical *	4,388	847,893
Inmode *	32,886	1,152,654
Insmed *	40,547	872,977
Integer Holdings *	10,936	719,698
Intellia Therapeutics *	7,611	323,011
Intra-Cellular Therapies *	9,789	469,089
Lantheus Holdings *	7,192	413,540
LHC Group *	7,131	1,130,977
Merit Medical Systems *	16,621	1,185,908
NextGen Healthcare *	63,277	1,203,528
NuVasive *	33,098	1,509,269
PTC Therapeutics *	11,729	538,244
Shockwave Medical *	3,670	689,703
Surface Oncology *	115,930	108,302
UFP Technologies *	3,223	366,552
Varex Imaging *	72,003	1,547,344
Vericel *	48,148	1,322,626

		18,991,593

INDUSTRIALS — 17.6%
Allied Motion Technologies	14,851	603,545
Altra Industrial Motion	19,070	1,164,605
Aris Water Solutions, Cl A	74,082	1,147,530
ASGN *	10,200	927,690
Atkore *	7,566	985,471
Casella Waste Systems, Cl A *	11,878	951,665
Comfort Systems USA	9,653	1,168,399
CSW Industrials	4,949	669,154
EMCOR Group	1,863	276,190
Great Lakes Dredge & Dock *	68,299	469,897
H&E Equipment Services	25,859	1,315,965
Helios Technologies	12,624	833,184
Herc Holdings	5,016	779,085
KBR	10,758	551,132
Maxar Technologies	17,898	924,790
McGrath RentCorp	11,914	1,185,920
MYR Group *	20,586	2,039,249
Science Applications International	8,540	886,281
Shyft Group	31,844	1,060,087
SP Plus *	26,651	1,005,009
Sterling Infrastructure *	37,012	1,346,867
SunPower, Cl A *	34,841	607,279
Triton International	21,495	1,518,407

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
WESCO International *	4,327	$644,766

		23,062,167

INFORMATION TECHNOLOGY — 9.4%
Belden	9,938	805,872
Box, Cl A *	15,286	488,999
DigitalOcean Holdings *	16,414	481,751
Fabrinet *	2,739	360,617
Five9 *	5,282	416,116
FormFactor *	28,412	799,514
Instructure Holdings *	64,464	1,742,462
MACOM Technology Solutions Holdings *	12,296	824,078
Mitek Systems *	57,402	565,984
Perficient *	18,529	1,373,740
Rapid7 *	11,341	452,166
Silicon Laboratories *	6,207	973,940
Sprout Social, Cl A *	11,315	723,820
SPS Commerce *	5,909	804,097
Viavi Solutions *	68,494	773,982
Workiva, Cl A *	8,684	751,426

		12,338,564

MATERIALS — 5.4%
ATI *	33,109	1,204,836
Greif, Cl A	17,898	1,278,454
Livent *	29,529	765,392
Summit Materials, Cl A *	73,777	2,424,312
Tronox Holdings PLC, Cl A	81,425	1,396,439

		7,069,433

REAL ESTATE — 8.4%
Apple Hospitality ‡	71,050	1,259,716
Armada Hoffler Properties ‡	79,437	1,007,261
Corporate Office Properties Trust ‡	44,617	1,252,399
National Storage Affiliates Trust ‡	23,352	952,762
Plymouth Industrial ‡	43,760	979,349
Ryman Hospitality Properties ‡	9,490	881,526
STAG Industrial ‡	37,115	1,321,294
Tanger Factory Outlet Centers ‡	85,962	1,642,734
UMH Properties ‡	98,862	1,771,607

		11,068,648

UTILITIES — 2.5%
Clearway Energy, Cl C	61,724	2,085,654
Southwest Gas Holdings	17,302	1,158,023

		3,243,677

Total Common Stock (Cost $112,701,628)		126,145,446

Total Investments in Securities— 96.1% (Cost $112,701,628)		$126,145,446

Percentages are based on Net Assets of $131,221,653.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

KOC-QH-005-1600

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.2%#

	Shares	Value

COMMUNICATION SERVICES — 8.2%
Activision Blizzard	1,672	$128,025
Alphabet, Cl A *	13,627	1,346,893
Alphabet, Cl C *	12,262	1,224,606
Altice USA, Cl A *	405	1,985
AMC Entertainment Holdings, Cl A *	1,177	6,297
AMC Networks, Cl A *	54	1,000
Anterix *	36	1,299
AT&T	16,244	330,890
ATN International	21	1,026
Bandwidth, Cl A *	41	1,020
Boston Omaha, Cl A *	55	1,455
Bumble, Cl A *	159	4,094
Cable One	10	7,899
Cardlytics *	63	473
Cargurus, Cl A *	173	3,053
Cars.com *	121	2,069
Charter Communications, Cl A *	255	97,999
Cinemark Holdings *	213	2,543
Clear Channel Outdoor Holdings, Cl A *	917	1,751
Cogent Communications Holdings	84	5,760
Comcast, Cl A	9,974	392,477
Consolidated Communications Holdings *	143	622
Daily Journal *	2	612
DHI Group *	82	487
DISH Network, Cl A *	569	8,188
EchoStar, Cl A *	65	1,216
Electronic Arts	594	76,436
Endeavor Group Holdings, Cl A *	408	9,151
Entravision Communications, Cl A	113	735
Eventbrite, Cl A *	150	1,334
EW Scripps, Cl A *	114	1,704
Fox	686	23,283
Frontier Communications Parent *	501	14,835
fuboTV *	327	840
Globalstar *	1,357	1,913
Gogo *	128	2,147
Gray Television	146	1,892
IAC *	178	10,057
IDT, Cl B *	33	970
iHeartMedia *	231	1,790
Integral Ad Science Holding *	63	648
Interpublic Group of Companies	888	32,376
Iridium Communications	259	15,499
John Wiley & Sons, Cl A	84	3,847
Liberty Broadband, Cl C *	279	25,049
Live Nation Entertainment *	324	26,079
Lumen Technologies *	2,342	12,296
Madison Square Garden Entertainment *	50	2,615
Madison Square Garden Sports *	30	5,455

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES— continued
Magnite *	225	$2,718
Marcus	43	651
Match Group *	643	34,799
MediaAlpha, Cl A *	44	614
Meta Platforms, Cl A *	5,167	769,728
Netflix *	999	353,506
New York Times, Cl A	369	12,856
News	873	17,687
Nexstar Media Group, Cl A	85	17,405
Nextdoor Holdings *	204	502
NII Holdings *(A)	46	100
Omnicom Group	460	39,555
Ooma *	43	618
Pinterest, Cl A *	1,312	34,492
Playstudios *	157	725
PubMatic, Cl A *	75	1,150
QuinStreet *	95	1,456
Quotient Technology *	169	684
Radius Global Infrastructure, Cl A *	171	2,303
ROBLOX, Cl A *	938	34,903
Roku, Cl A *	274	15,755
Scholastic	56	2,477
Shenandoah Telecommunications	94	1,838
Shutterstock	47	3,538
Sinclair Broadcast Group, Cl A	83	1,712
Sirius XM Holdings	1,544	8,940
Skillz, Cl A *	514	411
Snap, Cl A *	2,359	27,270
Stagwell *	200	1,404
Take-Two Interactive Software *	351	39,695
TechTarget *	52	2,576
TEGNA	505	10,065
Telephone and Data Systems	195	2,607
Thryv Holdings *	63	1,409
T-Mobile US *	1,267	189,176
Trade Desk, Cl A *	1,003	50,852
TripAdvisor *	192	4,474
United States Cellular *	29	709
Verizon Communications	9,584	398,407
Vimeo *	278	1,262
Walt Disney *	4,155	450,776
Warner Bros Discovery *	5,045	74,773
Warner Music Group, Cl A	264	9,623
WideOpenWest *	104	1,195
World Wrestling Entertainment, Cl A	97	8,208
Yelp, Cl A *	128	4,033
Ziff Davis *	105	9,395
ZipRecruiter, Cl A *	78	1,532
ZoomInfo Technologies, Cl A *	669	18,886

		6,514,140

CONSUMER DISCRETIONARY — 9.0%
2U *	144	1,243
Aaron’s	59	864

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Abercrombie & Fitch, Cl A *	91	$2,635
Academy Sports & Outdoors	179	10,457
Accel Entertainment, Cl A *	119	1,097
Acushnet Holdings	62	2,911
Adient PLC *	214	9,634
Adtalem Global Education *	87	3,322
Advance Auto Parts	136	20,710
Airbnb, Cl A *	871	96,777
Allbirds, Cl A *	182	501
American Axle & Manufacturing Holdings *	215	1,907
American Eagle Outfitters *	336	5,423
American Public Education *	35	424
America’s Car-Mart *	11	948
Aramark	585	26,050
Arko	130	1,091
Asbury Automotive Group *	50	11,000
AutoNation *	83	10,518
AutoZone *	43	104,871
Bally’s *	74	1,470
Bath & Body Works	507	23,327
Beazer Homes USA *	57	933
Bed Bath & Beyond *	150	423
Best Buy	457	40,545
Big 5 Sporting Goods	41	410
Big Lots	52	851
Biglari Holdings, Cl B *	4	652
BJ’s Restaurants *	45	1,421
Bloomin’ Brands	167	4,050
Bluegreen Vacations Holding, Cl A	22	714
Booking Holdings *	90	219,069
Boot Barn Holdings *	58	4,842
BorgWarner	537	25,389
Bowlero *	182	2,502
Boyd Gaming	172	10,717
Bright Horizons Family Solutions *	130	9,981
Brinker International *	84	3,315
Brunswick	167	14,083
Buckle	59	2,596
Burlington Stores *	149	34,245
Caesars Entertainment *	467	24,312
Caleres	68	1,769
Camping World Holdings, Cl A	74	1,880
Canoo *	305	366
Capri Holdings *	307	20,412
CarMax *	359	25,292
Carnival *	2,228	24,107
CarParts.com *	98	668
Carriage Services, Cl A	25	810
Carter’s	74	6,169
Carvana, Cl A *	187	1,902
Cavco Industries *	16	4,258
Century Communities	56	3,427
Cheesecake Factory	96	3,768
Chegg *	280	5,813

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Chewy, Cl A *	212	$9,553
Chico’s FAS *	236	1,244
Children’s Place *	24	1,089
Chipotle Mexican Grill, Cl A *	63	103,722
Choice Hotels International	83	10,200
Churchill Downs	76	18,856
Chuy’s Holdings *	37	1,267
Clarus	49	492
Columbia Sportswear	63	6,042
ContextLogic, Cl A *	932	641
Coursera *	169	2,696
Cracker Barrel Old Country Store	43	4,798
Cricut, Cl A *	75	734
Crocs *	135	16,439
Dana	279	5,061
Darden Restaurants	278	41,136
Dave & Buster’s Entertainment *	92	3,988
Deckers Outdoor *	59	25,221
Denny’s *	109	1,310
Designer Brands, Cl A	98	1,010
Destination XL Group *	114	813
Dick’s Sporting Goods	121	15,822
Dillard’s, Cl A	21	8,260
Dine Brands Global	29	2,242
Dollar General	514	120,070
Dollar Tree *	505	75,841
Domino’s Pizza	80	28,240
DoorDash, Cl A *	577	33,420
Dorman Products *	51	4,950
DR Horton	708	69,873
DraftKings, Cl A *	866	12,988
Dream Finders Homes, Cl A *	41	518
Duolingo, Cl A *	50	4,775
Dutch Bros, Cl A *	68	2,591
eBay	1,251	61,925
Ethan Allen Interiors	45	1,293
Etsy *	285	39,210
European Wax Center, Cl A *	51	961
Everi Holdings *	172	2,988
EVgo *	133	916
Expedia Group *	345	39,434
Fisker *	319	2,377
Five Below *	123	24,247
Floor & Decor Holdings, Cl A *	233	21,149
Foot Locker	181	7,875
Ford Motor	8,998	121,563
Fox Factory Holding *	97	11,455
Franchise Group	54	1,668
Frontdoor *	159	4,322
Funko, Cl A *	60	726
GameStop, Cl A *	583	12,750
Gap	394	5,346
Garmin	352	34,806
General Motors	3,236	127,240
Genesco *	24	1,159
Gentex	535	15,788

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Gentherm *	64	$4,764
Genuine Parts	316	53,031
G-III Apparel Group *	81	1,371
Golden Entertainment *	38	1,501
Goodyear Tire & Rubber *	643	7,234
GoPro, Cl A *	248	1,525
Graham Holdings, Cl B	7	4,573
Grand Canyon Education *	71	8,276
Green Brick Partners *	85	2,652
Group 1 Automotive	30	6,416
Guess?	55	1,274
H&R Block	359	13,994
Hanesbrands *	678	5,722
Harley-Davidson	331	15,236
Hasbro	291	17,218
Haverty Furniture	26	908
Helen of Troy *	47	5,316
Hibbett	23	1,526
Hilton Grand Vacations *	192	9,093
Hilton Worldwide Holdings	615	89,230
Home Depot	2,331	755,640
Hyatt Hotels, Cl A *	112	12,221
Inspired Entertainment *	48	715
Installed Building Products	46	5,064
International Game Technology PLC	200	5,290
iRobot *	52	2,340
Jack in the Box	41	3,115
Johnson Outdoors, Cl A	16	1,095
KB Home	163	6,267
Kohl’s	253	8,190
Kontoor Brands	107	5,110
Krispy Kreme	127	1,549
Kura Sushi USA, Cl A *	8	497
Las Vegas Sands *	745	43,955
Laureate Education, Cl A *	207	2,273
La-Z-Boy	84	2,388
LCI Industries	48	5,387
Lear	135	19,680
Leggett & Platt	299	10,931
Lennar, Cl A	569	58,266
Leslie’s *	311	4,817
Levi Strauss, Cl A	180	3,312
LGI Homes *	40	4,554
Life Time Group Holdings *	89	1,672
Light & Wonder *	213	13,898
Lindblad Expeditions Holdings *	67	797
Liquidity Services *	53	794
Lithia Motors, Cl A	62	16,318
LKQ	623	36,732
LL Flooring Holdings *	56	339
Lordstown Motors, Cl A *	329	431
Lovesac *	26	669
Lowe’s	1,415	294,674
Lucid Group *	1,293	15,115
Luminar Technologies, Cl A *	419	2,795

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
M/I Homes *	53	$3,169
Macy’s	616	14,556
Malibu Boats, Cl A *	39	2,363
MarineMax *	41	1,281
Marriott International, Cl A	634	110,430
Marriott Vacations Worldwide	83	13,283
MasterCraft Boat Holdings *	35	1,007
Mattel *	799	16,348
MDC Holdings	111	4,191
Meritage Homes *	81	8,723
MGM Resorts International	744	30,809
Mister Car Wash *	152	1,561
Modine Manufacturing *	97	2,317
Mohawk Industries *	120	14,407
Monarch Casino & Resort *	27	2,069
Monro	61	3,105
Motorcar Parts of America *	36	524
Movado Group	30	1,061
Murphy USA	43	11,697
National Vision Holdings *	178	7,316
NIKE, Cl B	2,834	360,853
Noodles, Cl A *	69	434
Nordstrom	187	3,654
Norwegian Cruise Line Holdings *	951	14,465
NVR *	7	36,890
ODP *	93	4,799
Ollie’s Bargain Outlet Holdings * .	106	5,805
OneWater Marine, Cl A *	21	688
O’Reilly Automotive *	143	113,306
Overstock.com *	89	2,155
Oxford Industries	30	3,517
Papa John’s International	68	6,099
Patrick Industries	43	3,052
Peloton Interactive, Cl A *	657	8,495
Penn Entertainment *	355	12,585
Penske Automotive Group	58	7,414
Perdoceo Education *	128	1,916
Petco Health & Wellness, Cl A *	295	3,449
PetMed Express	39	838
Planet Fitness, Cl A *	187	15,830
Playa Hotels & Resorts *	259	1,963
Polaris	124	14,240
Pool	87	33,548
Portillo’s, Cl A *	59	1,331
PulteGroup	524	29,810
PVH	148	13,305
QuantumScape, Cl A *	468	3,983
Qurate Retail *	669	1,726
Ralph Lauren, Cl A	95	11,766
Red Rock Resorts, Cl A	97	4,366
Rent-A-Center, Cl A	104	2,797
Revolve Group, Cl A *	80	2,283
RH *	47	14,664
Rivian Automotive, Cl A *	1,167	22,640
Ross Stores	771	91,124
Rover Group, Cl A *	161	658

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Royal Caribbean Cruises *	501	$32,535
Rush Street Interactive *	107	459
Ruth’s Hospitality Group	62	1,073
Sally Beauty Holdings *	207	3,225
SeaWorld Entertainment *	151	9,421
Service International	349	25,878
Shake Shack, Cl A *	73	4,152
Shoe Carnival	33	901
Signet Jewelers	100	7,681
Six Flags Entertainment *	160	4,296
Skechers USA, Cl A *	302	14,541
Skyline Champion *	110	6,485
Sleep Number *	41	1,410
Solid Power *	195	653
Sonder Holdings *	245	328
Sonic Automotive, Cl A	36	1,934
Sonos *	246	4,536
Sportsman’s Warehouse Holdings *	73	688
Standard Motor Products	37	1,497
Starbucks	2,549	278,198
Stellantis	4,448	69,923
Steven Madden	152	5,449
Stitch Fix, Cl A *	155	808
Stoneridge *	51	1,258
Strategic Education	47	4,387
Stride *	79	3,391
Sweetgreen, Cl A *	157	1,628
Tapestry	548	24,972
Target	1,048	180,403
Target Hospitality *	53	814
Taylor Morrison Home, Cl A *	243	8,699
Tempur Sealy International	383	15,607
Tesla *	5,970	1,034,123
Texas Roadhouse, Cl A	151	15,165
Thor Industries	117	11,154
TJX	2,645	216,520
Toll Brothers	241	14,337
TopBuild *	73	14,604
Topgolf Callaway Brands *	316	7,739
Tractor Supply	252	57,453
Travel + Leisure	186	7,881
TravelCenters of America *	26	1,184
TRI Pointe Group *	195	4,308
Tupperware Brands *	80	354
Udemy *	104	1,304
Ulta Beauty *	115	59,105
Under Armour, Cl A *	369	4,572
Urban Outfitters *	102	2,794
Vacasa, Cl A *	155	271
Vail Resorts	91	23,873
VF	838	25,928
Victoria’s Secret *	165	6,955
Visteon *	64	10,006
Vivint Smart Home *	59	707
Vizio Holding, Cl A *	123	1,077
Vuzix *	116	604

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Warby Parker, Cl A *	161	$2,600
Wayfair, Cl A *	139	8,410
Wendy’s	445	9,924
Whirlpool	121	18,826
Williams-Sonoma	150	20,241
Wingstop	67	10,617
Winmark	5	1,404
Winnebago Industries	60	3,821
Wolverine World Wide	150	2,420
Workhorse Group *	309	683
WW International *	134	666
Wyndham Hotels & Resorts	202	15,657
Wynn Resorts *	236	24,459
XPEL *	39	2,967
Xponential Fitness, Cl A *	31	852
YETI Holdings *	195	8,728
Yum! Brands	649	84,701
Zumiez *	31	801

		7,175,411

CONSUMER STAPLES — 4.7%
22nd Century Group *	411	452
Albertsons, Cl A	357	7,568
Altria Group	4,105	184,889
Andersons	62	2,280
Archer-Daniels-Midland	1,271	105,302
B&G Foods	138	1,935
Beauty Health *	199	2,269
BellRing Brands *	299	8,483
Benson Hill *	306	820
Beyond Meat *	113	1,857
BJ’s Wholesale Club Holdings *	305	22,103
Boston Beer, Cl A *	22	8,549
Brown-Forman, Cl B	692	46,073
Bunge	344	34,090
Calavo Growers	33	1,058
Cal-Maine Foods	73	4,177
Campbell Soup	452	23,472
Casey’s General Stores	85	20,052
Celsius Holdings *	90	9,029
Central Garden & Pet, Cl A *	78	3,091
Chefs’ Warehouse *	66	2,523
Clorox	280	40,513
Coca-Cola	9,803	601,120
Coca-Cola Consolidated	9	4,561
Colgate-Palmolive	1,910	142,352
Conagra Brands	1,087	40,426
Constellation Brands, Cl A	355	82,190
Coty, Cl A *	650	6,474
Darling Ingredients *	362	23,997
Duckhorn Portfolio *	83	1,343
Edgewell Personal Care	101	4,329
elf Beauty *	96	5,525
Energizer Holdings	131	4,860
Estee Lauder, Cl A	526	145,744
Flowers Foods	448	12,405

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Fresh Del Monte Produce	74	$2,116
Freshpet *	91	5,763
General Mills	1,350	105,786
Grocery Outlet Holding *	175	5,318
Hain Celestial Group *	173	3,550
Herbalife Nutrition *	209	3,672
Hershey	334	75,016
Hormel Foods	657	29,769
Hostess Brands, Cl A *	303	7,008
Ingles Markets, Cl A	28	2,660
Ingredion	144	14,803
Inter Parfums	35	4,138
J&J Snack Foods	29	4,156
JM Smucker	236	36,061
John B Sanfilippo & Son	17	1,437
Kellogg	771	52,875
Keurig Dr Pepper	1,934	68,232
Kimberly-Clark	770	100,108
Kraft Heinz	2,521	102,176
Lamb Weston Holdings	315	31,465
Lancaster Colony	42	8,060
Lifecore Biomedical *	57	354
McCormick	571	42,894
Medifast	21	2,341
MGP Ingredients	26	2,536
Mission Produce *	83	1,034
Molson Coors Beverage, Cl B	440	23,135
Mondelez International, Cl A	3,123	204,369
Monster Beverage *	845	87,948
National Beverage *	46	2,033
Nu Skin Enterprises, Cl A	97	4,159
Olaplex Holdings *	243	1,533
PepsiCo	3,134	535,977
Performance Food Group *	345	21,155
Philip Morris International	3,533	368,280
Pilgrim’s Pride *	83	2,015
Post Holdings *	123	11,679
PriceSmart	49	3,641
Reynolds Consumer Products	106	3,156
Seneca Foods, Cl A *	11	688
Simply Good Foods *	193	7,006
Sovos Brands *	66	895
SpartanNash	69	2,186
Spectrum Brands Holdings	78	5,295
Sprouts Farmers Market *	243	7,764
Sysco	1,152	89,234
Tootsie Roll Industries	32	1,414
TreeHouse Foods *	109	5,279
Turning Point Brands	34	789
Tyson Foods, Cl A	643	42,277
United Natural Foods *	113	4,703
Universal	47	2,555
US Foods Holding *	493	18,798
USANA Health Sciences *	22	1,286
Utz Brands	127	2,116
Vector Group	257	3,328

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Vita Coco *	47	$638
Vital Farms *	49	861
WD-40	26	4,538
Weis Markets	29	2,504

		3,792,473

ENERGY — 5.9%
Aemetis *	58	271
Alto Ingredients *	139	471
Amplify Energy *	74	641
Antero Midstream	736	8,022
Antero Resources *	614	17,708
APA	742	32,893
Arch Resources	35	5,181
Archrock	265	2,626
Baker Hughes, Cl A	2,296	72,875
Berry	152	1,398
Bristow Group *	53	1,619
Cactus, Cl A	137	7,413
California Resources	131	5,598
Callon Petroleum *	97	4,127
Centrus Energy, Cl A *	23	944
ChampionX	459	15,156
Cheniere Energy	565	86,326
Chesapeake Energy	227	19,685
Chevron	4,465	776,999
Chord Energy	90	12,937
Civitas Resources	166	11,052
Clean Energy Fuels *	329	1,862
CNX Resources *	366	6,123
Comstock Resources	156	1,895
ConocoPhillips	2,901	353,545
CONSOL Energy	67	3,875
Core Laboratories	90	2,304
Coterra Energy	1,778	44,503
Crescent Energy, Cl A	74	888
CVR Energy	197	6,540
Delek US Holdings	136	3,639
Denbury *	109	9,459
Devon Energy	1,476	93,342
DHT Holdings	319	2,734
Diamond Offshore Drilling *	194	2,223
Diamondback Energy	384	56,110
DMC Global *	31	705
Dorian LPG *	66	1,310
Dril-Quip *	66	2,027
DT Midstream	221	12,080
Earthstone Energy, Cl A *	93	1,293
Enviva	71	3,229
EOG Resources	1,333	176,289
Equities	799	26,103
Equitrans Midstream	983	7,127
Evolution Petroleum	60	374
Excelerate Energy, Cl A	51	1,188
Expro Group Holdings *	190	3,589
Exxon Mobil	9,500	1,102,095

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Gevo *	447	$948
Green Plains *	109	3,790
Gulfport Energy *	38	2,590
Halliburton	2,063	85,037
Helix Energy Solutions Group *	279	2,212
Helmerich & Payne	233	11,287
Hess	637	95,652
Hess Midstream, Cl A	84	2,594
HF Sinclair	383	21,793
HighPeak Energy	20	559
International Seaways	76	2,952
Kinder Morgan	4,493	82,222
Kinetik Holdings, Cl A	30	939
Liberty Energy, Cl A	299	4,733
Magnolia Oil & Gas, Cl A	384	9,066
Marathon Oil	1,542	42,359
Marathon Petroleum	1,136	145,999
Matador Resources	248	16,408
Murphy Oil	337	14,696
Nabors Industries *	17	3,018
National Energy Services Reunited *	152	1,149
New Fortress Energy, Cl A	199	7,719
Newpark Resources *	160	726
NextDecade *	241	1,444
NexTier Oilfield Solutions *	368	3,467
Noble PLC *	297	12,085
Northern Oil and Gas	132	4,425
NOV	890	21,752
Occidental Petroleum	2,121	137,420
Oceaneering International *	192	4,099
Oil States International *	120	1,027
ONEOK	1,013	69,370
Ovintiv	578	28,455
Par Pacific Holdings *	115	3,074
Patterson-UTI Energy	485	8,148
PBF Energy, Cl A	249	10,455
PDC Energy	216	14,630
Peabody Energy *	326	9,092
Permian Resources, Cl A	404	4,391
Phillips 66	1,095	109,796
Pioneer Natural Resources	527	121,394
Plains GP Holdings, Cl A	371	4,856
ProPetro Holding *	160	1,592
Range Resources	585	14,637
Ranger Oil, Cl A	41	1,722
REX American Resources *	30	982
Ring Energy *	153	361
RPC	179	1,776
SandRidge Energy *	71	1,123
Schlumberger	3,221	183,533
Select Energy Services, Cl A	150	1,317
SilverBow Resources *	14	368
Sitio Royalties, Cl A	139	3,685
SM Energy	274	9,006

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Solaris Oilfield Infrastructure, Cl A	55	$582
Southwestern Energy *	2,248	12,409
Talos Energy *	134	2,655
Targa Resources	507	38,035
Tellurian *	997	1,984
TETRA Technologies *	223	883
Texas Pacific Land	17	33,929
Tidewater *	85	3,689
Transocean *	1,282	8,641
US Silica Holdings *	141	1,726
VAALCO Energy	204	949
Valaris *	158	11,477
Valero Energy	895	125,327
Vertex Energy *	117	852
Viper Energy Partners	120	3,810
Vital Energy *	31	1,745
Vitesse Energy *	49	778
W&T Offshore *	184	1,144
Weatherford International *	160	9,101
Williams	2,773	89,402
World Fuel Services	117	3,311

		4,710,752

FINANCIALS — 13.7%
1st Source	35	1,722
ACNB	16	630
AFC Gamma ‡	31	487
Affiliated Managers Group	86	14,856
AGNC Investment ‡	1,183	13,723
Alerus Financial	26	535
Allstate	613	78,752
Ally Financial	700	22,743
Amalgamated Financial	33	757
A-Mark Precious Metals	36	1,386
Ambac Financial Group *	86	1,433
Amerant Bancorp, Cl A	45	1,253
American Equity Investment Life Holding	197	9,387
American Express	1,709	298,955
American Financial Group	181	25,809
American International Group	1,731	109,434
American National Bankshares	20	692
Ameriprise Financial	247	86,480
Ameris Bancorp	149	7,027
AMERISAFE	37	2,038
Annaly Capital Management ‡	1,065	24,996
Apollo Commercial Real Estate Finance ‡	273	3,322
Apollo Global Management	974	68,962
Arbor Realty Trust ‡	322	4,807
Arch Capital Group *	814	52,381
Ares Commercial Real Estate ‡	101	1,240
Ares Management, Cl A	310	25,727
Argo Group International Holdings	65	1,804

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
ARMOUR Residential ‡	257	$1,614
Arrow Financial	32	1,047
Arthur J Gallagher	474	92,771
Artisan Partners Asset Management, Cl A	128	4,713
AssetMark Financial Holdings *	41	1,088
Associated Banc-Corp	337	7,552
Assurant	120	15,911
Assured Guaranty	134	8,388
Atlantic Union Bankshares	145	5,610
Avantax *	90	2,623
Axis Capital Holdings	178	11,137
Axos Financial *	105	5,053
B. Riley Financial	29	1,239
Banc of California	108	1,881
BancFirst	35	3,015
Bancorp *	98	3,325
Bank First	16	1,278
Bank of America	18,289	648,894
Bank of Hawaii	90	6,884
Bank of Marin Bancorp	28	853
Bank of New York Mellon	1,841	93,099
Bank OZK	278	12,696
BankUnited	152	5,721
Banner	66	4,279
Bar Harbor Bankshares	29	901
BCB Bancorp	29	522
Berkshire Hathaway, Cl B *	4,173	1,299,973
BGC Partners, Cl A	574	2,497
BlackRock, Cl A	341	258,891
Blackstone, Cl A	1,605	154,016
Blackstone Mortgage Trust, Cl A ‡	370	8,821
Blue Foundry Bancorp *	50	594
Blue Owl Capital, Cl A	914	11,498
BOK Financial	66	6,633
Bread Financial Holdings	97	3,980
Bridgewater Bancshares *	39	607
Brighthouse Financial *	163	9,172
Brightsphere Investment Group	81	1,899
BrightSpire Capital, Cl A ‡	180	1,372
Broadmark Realty Capital ‡	249	1,091
Brookline Bancorp	181	2,361
Brown & Brown	537	31,447
BRP Group, Cl A *	116	3,323
Burford Capital	327	2,986
Business First Bancshares	41	850
Byline Bancorp	45	1,116
Cadence Bank	420	10,744
Cambridge Bancorp	13	1,040
Camden National	28	1,182
Cannae Holdings *	146	3,568
Capital City Bank Group	25	812
Capital One Financial	864	102,816
Capitol Federal Financial	256	2,143
Capstar Financial Holdings	36	627
Carlyle Group	433	15,575

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Carter Bankshares *	47	$781
Cathay General Bancorp	160	7,034
Cboe Global Markets	241	29,614
Central Pacific Financial	52	1,175
Charles Schwab	3,872	299,770
Chicago Atlantic Real Estate Finance ‡	23	355
Chimera Investment ‡	446	3,251
Chubb	948	215,661
Cincinnati Financial	356	40,281
Citigroup	4,423	230,969
Citizens & Northern	29	686
City Holding	28	2,654
Civista Bancshares	29	629
Claros Mortgage Trust ‡	254	4,252
CME Group, Cl A	816	144,155
CNA Financial	51	2,222
CNB Financial	40	965
Coastal Financial *	20	913
Cohen & Steers	49	3,600
Coinbase Global, Cl A *	347	20,293
Colony Bankcorp	32	412
Columbia Banking System	153	4,729
Columbia Financial *	64	1,270
Comerica	297	21,773
Commerce Bancshares	277	18,437
Community Bank System	121	6,983
Community Trust Bancorp	34	1,465
Compass Diversified Holdings	122	2,723
ConnectOne Bancorp	71	1,688
Cowen, Cl A	50	1,944
Credit Acceptance *	17	7,865
CrossFirst Bankshares *	90	1,215
Cullen	136	17,718
Customers Bancorp *	58	1,761
Diamond Hill Investment Group	6	1,131
Dime Community Bancshares	70	2,087
Discover Financial Services	621	72,489
Donnelley Financial Solutions *	55	2,509
Dynex Capital ‡	86	1,239
Eagle Bancorp	62	2,944
East West Bancorp	319	25,048
Eastern Bankshares	316	5,110
Ellington Financial ‡	110	1,510
Employers Holdings	51	2,237
Enact Holdings	371	9,331
Encore Capital Group *	45	2,507
Enova International *	60	2,739
Enstar Group *	25	6,057
Enterprise Bancorp	18	640
Enterprise Financial Services	69	3,679
Equitable Holdings	853	27,356
Equity Bancshares, Cl A	27	806
Erie Indemnity, Cl A	57	13,928
Esquire Financial Holdings	13	605
Essent Group	238	10,479

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Evercore, Cl A	80	$10,385
Everest Re Group	66	23,079
EZCORP, Cl A *	102	929
F&G Annuities & Life	35	744
FactSet Research Systems	86	36,373
Farmers & Merchants Bancorp	24	683
Farmers National Banc	61	877
FB Financial	69	2,592
Federal Agricultural Mortgage, Cl C	18	2,393
Federated Hermes, Cl B	192	7,545
Fidelity National Financial	593	26,110
Fifth Third Bancorp	1,558	56,540
Financial Institutions	29	717
First American Financial	227	14,044
First Bancorp	19	564
First Bancorp	69	2,750
First Bancshares	45	1,379
First Bank	35	474
First Busey	100	2,387
First Business Financial Services	16	573
First Citizens BancShares, Cl A	28	21,526
First Commonwealth Financial	181	2,663
First Financial	22	988
First Financial Bancorp	182	4,610
First Financial Bankshares	294	10,472
First Foundation	99	1,537
First Hawaiian	290	7,958
First Horizon	1,206	29,824
First Internet Bancorp	17	447
First Interstate BancSystem, Cl A	198	7,088
First Merchants	115	4,904
First Mid Bancshares	33	1,060
First of Long Island	43	759
First Republic Bank	410	57,761
FirstCash Holdings	86	7,927
Five Star Bancorp	18	485
Flushing Financial	56	1,075
FNB	787	11,230
Focus Financial Partners, Cl A *	113	5,102
Franklin BSP Realty Trust ‡	164	2,378
Franklin Resources	643	20,062
Fulton Financial	325	5,437
FVCBankcorp *	22	377
GCM Grosvenor	81	726
Genworth Financial, Cl A *	976	5,388
German American Bancorp	55	2,119
Glacier Bancorp	251	11,443
Goldman Sachs Group	780	285,332
Goosehead Insurance, Cl A *	40	1,562
Granite Point Mortgage Trust ‡	101	675
Great Southern Bancorp	18	1,052
Green Dot, Cl A *	102	1,844
Guaranty Bancshares	18	594
Hamilton Lane, Cl A	68	5,294
Hancock Whitney	193	9,936

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Hanmi Financial	59	$1,374
Hannon Armstrong Sustainable Infrastructure Capital	168	6,201
Hanover Insurance Group	80	10,766
HarborOne Bancorp	87	1,187
Hartford Financial Services Group	735	57,043
HCI Group	14	703
Heartland Financial USA	77	3,809
Heritage Commerce	114	1,382
Heritage Financial	68	1,940
Hilltop Holdings	89	2,910
Hingham Institution For Savings The	3	877
Home Bancorp	14	538
Home BancShares	435	10,383
HomeStreet	35	965
HomeTrust Bancshares	28	756
Hope Bancorp	222	2,862
Horace Mann Educators	80	2,849
Houlihan Lokey, Cl A	113	11,195
Huntington Bancshares	3,252	49,333
Independent Bank	104	8,282
Independent Bank Group	69	4,230
Independent Bank/MI	40	887
Interactive Brokers Group, Cl A	223	17,827
Intercontinental Exchange	1,258	135,298
International Bancshares	102	4,781
Invesco	1,019	18,862
Invesco Mortgage Capital ‡	70	1,025
Jackson Financial, Cl A	125	5,505
James River Group Holdings	71	1,609
Jefferies Financial Group	414	16,262
John Marshall Bancorp *	26	643
JPMorgan Chase	6,623	926,955
Kearny Financial	118	1,107
Kemper	138	8,105
KeyCorp	2,120	40,683
Kinsale Capital Group	49	13,644
KKR Real Estate Finance Trust ‡	132	2,103
Ladder Capital, Cl A ‡	221	2,475
Lakeland Bancorp	120	2,312
Lakeland Financial	48	3,394
Lazard, Cl A	248	9,940
Lemonade *	92	1,498
LendingClub *	193	1,870
LendingTree *	21	833
Lincoln National	351	12,436
Live Oak Bancshares	64	2,191
Loews	458	28,158
LPL Financial Holdings	180	42,682
Luther Burbank *	49	575
M&T Bank	400	62,346
Macatawa Bank	54	595
Markel *	30	42,269
MarketAxess Holdings	84	30,563
Marsh & McLennan	1,136	198,698

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
MBIA *	94	$1,223
Mercantile Bank	29	996
Merchants Bancorp	31	877
Mercury General	52	1,858
Metrocity Bankshares	36	728
MFA Financial ‡	177	2,108
MGIC Investment	685	9,672
Mid Penn Bancorp	27	850
Midland States Bancorp	41	1,045
MidWestOne Financial Group	28	872
Moelis, Cl A	124	5,797
Montes Archimedes Acquisition, Cl A *	670	5,561
Moody’s	417	134,587
Morgan Stanley	3,045	296,370
Morningstar	58	14,087
Mr Cooper Group *	130	5,979
MSCI, Cl A	178	94,618
MVB Financial	22	486
Nasdaq	777	46,768
National Bank Holdings, Cl A	64	2,703
National Western Life Group, Cl A	4	1,107
Navient	269	5,103
NBT Bancorp	82	3,223
Nelnet, Cl A	26	2,483
NerdWallet, Cl A *	55	643
New York Community Bancorp	1,507	15,050
New York Mortgage Trust ‡	733	2,287
Nicolet Bankshares *	23	1,676
NMI Holdings, Cl A *	163	3,786
Northeast Bank	14	661
Northern Trust	466	45,188
Northfield Bancorp	84	1,256
Northrim BanCorp	11	589
Northwest Bancshares	235	3,323
OceanFirst Financial	113	2,703
Old National Bancorp	663	11,599
Old Republic International	652	17,206
Old Second Bancorp	81	1,376
OneMain Holdings, Cl A	281	12,122
Open Lending, Cl A *	205	1,798
Oppenheimer Holdings, Cl A	14	667
Orchid Island Capital, Cl A ‡	66	805
Origin Bancorp	42	1,575
Orrstown Financial Services	20	495
Pacific Premier Bancorp	209	6,759
PacWest Bancorp	229	6,334
Palomar Holdings *	48	2,453
Park National	31	3,883
Pathward Financial	56	2,779
PCB Bancorp	24	446
Peapack-Gladstone Financial	32	1,187
PennyMac Financial Services	91	6,135
PennyMac Mortgage Investment Trust ‡	176	2,684
Peoples Bancorp	54	1,602

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Peoples Financial Services	14	$714
Perella Weinberg Partners, Cl A	73	748
Pinnacle Financial Partners	171	13,463
Piper Sandler	33	4,689
PJT Partners	44	3,521
PNC Financial Services Group	919	152,030
PRA Group *	74	2,978
Premier Financial	69	1,726
Primerica	85	13,749
Primis Financial	41	485
Principal Financial Group	566	52,383
ProAssurance	104	2,017
Professional Holding, Cl A *	25	716
PROG Holdings *	97	2,162
Progressive	1,330	181,345
Prosperity Bancshares	199	15,096
Provident Financial Services	135	3,167
Prudential Financial	848	88,989
QCR Holdings	32	1,682
Radian Group	314	6,939
Raymond James Financial	443	49,985
RBB Bancorp	31	624
Ready Capital ‡	222	2,937
Red River Bancshares	9	458
Redwood Trust ‡	220	1,839
Regional Management	17	586
Regions Financial	2,128	50,093
Reinsurance Group of America, Cl A	152	23,069
Renasant	107	3,807
Republic Bancorp, Cl A	16	720
Rithm Capital ‡	1,059	9,965
RLI	92	12,185
Robinhood Markets, Cl A *	959	9,983
Rocket, Cl A *	201	1,891
Ryan Specialty Holdings, Cl A *	191	8,140
S&P Global	760	284,974
S&T Bancorp	75	2,728
Safety Insurance Group	28	2,363
Sandy Spring Bancorp	85	2,873
Seacoast Banking Corp of Florida	118	3,789
SEI Investments	253	15,795
Selective Insurance Group	135	12,825
ServisFirst Bancshares	114	7,773
Shore Bancshares	36	629
Sierra Bancorp	27	569
Signature Bank NY	144	18,569
Silvergate Capital, Cl A *	60	854
Simmons First National, Cl A	253	5,645
SLM	567	9,962
SmartFinancial	28	755
SoFi Technologies *	1,619	11,220
South Plains Financial	20	562
Southern First Bancshares *	15	631
Southern Missouri Bancorp	15	726
Southside Bancshares	60	2,273

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
SouthState	170	$13,561
Starwood Property Trust ‡	663	13,850
State Street	835	76,261
Stellar Bancorp	77	2,171
StepStone Group, Cl A	95	2,773
Stewart Information Services	52	2,484
Stifel Financial	234	15,774
Stock Yards Bancorp	55	3,298
StoneX Group *	34	2,988
Summit Financial Group	20	519
SVB Financial Group *	134	40,527
SWK Holdings *	24	453
Synchrony Financial	1,093	40,146
Synovus Financial	329	13,802
T Rowe Price Group	508	59,167
Texas Capital Bancshares *	97	6,409
TFS Financial	101	1,439
Tiptree	42	630
Tompkins Financial	25	1,883
Towne Bank	132	4,022
TPG, Cl A	120	3,865
TPG RE Finance Trust ‡	120	1,045
Tradeweb Markets, Cl A	243	18,113
Travelers	533	101,867
TriCo Bancshares	60	3,033
Triumph Financial *	45	2,508
Truist Financial	3,019	149,108
Trupanion *	65	3,836
TrustCo Bank NY	36	1,293
Trustmark	110	3,203
Two Harbors Investment ‡	168	3,009
UMB Financial	103	9,290
United Bankshares	300	12,060
United Community Banks	242	7,865
United Fire Group	48	1,512
Universal Insurance Holdings	54	688
Univest Financial	56	1,520
Upstart Holdings *	135	2,522
US Bancorp	3,385	168,573
UWM Holdings	162	742
Valley National Bancorp	973	11,559
Veritex Holdings	103	2,899
Victory Capital Holdings, Cl A	52	1,541
Virtu Financial, Cl A	199	3,843
Virtus Investment Partners	13	2,793
Voya Financial	221	15,419
Walker & Dunlop	60	5,723
Washington Federal	126	4,468
Washington Trust Bancorp	33	1,411
Waterstone Financial	39	628
Webster Financial	401	21,105
Wells Fargo	8,702	407,863
WesBanco	114	4,237
West Bancorporation	29	635
Westamerica Bancorporation	53	2,945
Western Alliance Bancorp	241	18,164

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
White Mountains Insurance Group	7	$10,696
Willis Towers Watson PLC	245	62,277
Wintrust Financial	136	12,440
WisdomTree	216	1,244
World Acceptance *	10	957
WR Berkley	479	33,562
WSFS Financial	124	6,010
Zions Bancorp	338	17,968

		10,935,989

HEALTH CARE — 5.7%
1Life Healthcare *	315	5,037
23andMe Holding, Cl A *	434	1,085
2seventy bio *	69	938
89bio *	69	806
Acadia Healthcare *	203	17,056
ACADIA Pharmaceuticals *	313	5,956
Accolade *	126	1,470
Aclaris Therapeutics *	101	1,707
AdaptHealth, Cl A *	134	2,872
Adaptive Biotechnologies *	274	2,540
Addus HomeCare *	31	3,333
Adicet Bio *	52	476
ADMA Biologics *	368	1,358
Agenus *	498	1,300
Agiliti *	65	1,199
Agilon Health *	474	10,314
Agios Pharmaceuticals *	103	3,036
Akero Therapeutics *	66	3,267
Albireo Pharma *	36	1,608
Aldeyra Therapeutics *	110	649
Alector *	119	1,050
Align Technology *	167	45,045
Alignment Healthcare *	182	2,248
Alkermes PLC *	370	10,597
Allogene Therapeutics *	154	1,189
Allovir *	59	341
Alnylam Pharmaceuticals *	272	61,581
Alphatec Holdings *	127	1,654
Altimmune *	95	1,296
ALX Oncology Holdings *	36	335
Amedisys *	62	5,993
American Well, Cl A *	399	1,584
Amgen	1,219	307,676
Amicus Therapeutics *	620	8,085
AMN Healthcare Services *	98	9,392
Amylyx Pharmaceuticals *	70	2,743
AnaptysBio *	51	1,269
Anavex Life Sciences *	148	1,609
AngioDynamics *	74	963
ANI Pharmaceuticals *	25	1,118
Apellis Pharmaceuticals *	208	10,968
Apollo Medical Holdings *	75	2,673
Arcellx *	42	1,403
Arcturus Therapeutics Holdings *	45	951

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Arcus Biosciences *	87	$1,882
Arcutis Biotherapeutics *	82	1,359
Arrowhead Pharmaceuticals *	233	8,153
Artivion *	76	991
Arvinas *	90	2,949
Atara Biotherapeutics *	178	902
Atea Pharmaceuticals *	144	667
AtriCure *	88	3,809
Atrion	3	2,062
Aura Biosciences *	35	364
Avanos Medical *	90	2,758
Avidity Biosciences *	92	2,180
Axonics *	110	6,754
Axsome Therapeutics *	63	4,725
Azenta *	169	9,447
Beam Therapeutics *	108	4,693
BioCryst Pharmaceuticals *	359	3,787
BioMarin Pharmaceutical *	415	47,870
Bionano Genomics *	558	1,010
Bluebird Bio *	148	940
Blueprint Medicines *	113	5,282
Boston Scientific *	3,242	149,943
Bridgebio Pharma *	206	1,912
Bristol-Myers Squibb	4,864	353,370
Brookdale Senior Living *	357	1,028
Bruker	228	15,987
Butterfly Network *	290	798
C4 Therapeutics *	75	584
Cano Health *	303	418
Cara Therapeutics *	82	958
Cardiovascular Systems *	78	1,087
CareDx *	102	1,524
CareMax *	136	638
Caribou Biosciences *	99	714
Cassava Sciences *	74	2,072
Castle Biosciences *	48	1,300
Catalent *	395	21,152
Catalyst Pharmaceuticals *	189	2,928
Celldex Therapeutics *	88	3,877
Cerevel Therapeutics Holdings *	131	4,474
Certara *	198	3,841
Cerus *	336	1,055
Chemed	34	17,175
Chinook Therapeutics *	89	2,249
CinCor Pharma *	31	897
Codexis *	124	763
Cogent Biosciences *	107	1,611
Coherus Biosciences *	143	1,213
Collegium Pharmaceutical *	64	1,797
Computer Programs and Systems *	28	823
Concert Pharmaceuticals *	89	742
CONMED	59	5,650
CorVel *	18	3,207
Crinetics Pharmaceuticals *	85	1,667
Cross Country Healthcare *	71	1,970
CryoPort *	93	2,123

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
CTI BioPharma *	203	$1,123
Cue Health *	169	443
Cullinan Oncology *	56	652
Cutera *	37	1,289
Cymabay Therapeutics *	157	1,317
Cytokinetics *	201	8,538
DaVita *	206	16,972
Day One Biopharmaceuticals *	69	1,502
Deciphera Pharmaceuticals *	92	1,565
Definitive Healthcare, Cl A *	61	755
Denali Therapeutics *	234	7,083
DENTSPLY SIRONA	490	18,047
Design Therapeutics *	61	479
Dexcom *	885	94,775
DICE Therapeutics *	69	2,192
DocGo *	153	1,530
Doximity, Cl A *	219	7,724
Dynavax Technologies, Cl A *	237	2,697
Dyne Therapeutics *	56	818
Edgewise Therapeutics *	63	644
Editas Medicine, Cl A *	134	1,325
Edwards Lifesciences *	1,400	107,380
Elanco Animal Health *	1,078	14,801
Eli Lilly	1,928	663,521
Embecta	113	2,982
Emergent BioSolutions *	80	1,055
Enanta Pharmaceuticals *	38	2,028
Encompass Health	222	13,864
Ensign Group	120	11,190
Entrada Therapeutics *	33	401
Envista Holdings *	371	14,465
EQRx *	371	909
Erasca *	127	508
Esperion Therapeutics *	129	820
Evolent Health, Cl A *	172	5,542
Evolus *	72	748
Exact Sciences *	400	27,008
Exelixis *	719	12,669
Fate Therapeutics *	178	1,061
FibroGen *	169	3,988
Figs, Cl A *	250	2,238
Fulcrum Therapeutics *	82	1,034
Fulgent Genetics *	41	1,385
G1 Therapeutics *	68	543
Generation Bio *	94	555
Gilead Sciences	2,858	239,901
Glaukos *	89	4,365
GoodRx Holdings, Cl A *	137	766
Gossamer Bio *	150	396
Guardant Health *	220	6,915
Haemonetics *	116	9,814
Halozyme Therapeutics *	312	16,152
Harmony Biosciences Holdings *	61	2,938
Harrow Health *	48	721
Health Catalyst *	103	1,432
HealthEquity *	188	11,440

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
HealthStream *	47	$1,136
Heron Therapeutics *	201	545
Heska *	20	1,789
HilleVax *	27	462
Hims & Hers Health *	207	1,714
Hologic *	563	45,811
Horizon Therapeutics PLC *	515	56,506
ICU Medical *	45	8,695
Ideaya Biosciences *	75	1,277
IDEXX Laboratories *	188	90,334
Immuneering, Cl A *	38	159
Immunic *	62	149
ImmunityBio *	163	619
ImmunoGen *	429	1,973
Immunovant *	86	1,528
Inari Medical *	105	5,990
Incyte *	502	42,740
Inhibrx *	50	1,250
Innoviva *	136	1,720
Inogen *	43	1,003
Inovio Pharmaceuticals *	482	800
Insmed *	257	5,533
Inspire Medical Systems *	64	16,196
Instil Bio *	123	100
Insulet *	157	45,109
Integer Holdings *	64	4,212
Integra LifeSciences Holdings *	165	9,455
Intellia Therapeutics *	138	5,857
Intercept Pharmaceuticals *	69	1,260
Intra-Cellular Therapies *	197	9,440
Intuitive Surgical *	801	196,798
Invitae *	452	1,067
Ionis Pharmaceuticals *	320	12,758
Iovance Biotherapeutics *	278	2,213
iRadimed *	14	524
iRhythm Technologies *	58	5,701
Ironwood Pharmaceuticals, Cl A *	292	3,364
iTeos Therapeutics *	57	1,191
IVERIC bio *	210	4,851
Jazz Pharmaceuticals PLC *	138	21,619
Joint *	28	509
Kala Pharmaceuticals *	2	35
Karuna Therapeutics *	58	11,565
Kezar Life Sciences *	114	817
Kiniksa Pharmaceuticals, Cl A *	65	940
Krystal Biotech *	40	3,325
Kura Oncology *	124	1,714
Kymera Therapeutics *	84	3,140
Lantheus Holdings *	153	8,798
LeMaitre Vascular	38	1,793
LHC Group *	67	10,626
LifeStance Health Group *	135	713
Liquidia *	111	733
LivaNova PLC *	105	5,901
Lyell Immunopharma *	160	523
MacroGenics *	117	675

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Madrigal Pharmaceuticals *	24	$6,918
MannKind *	491	2,686
Masimo *	110	18,709
MeiraGTx Holdings PLC *	68	568
Meridian Bioscience *	84	2,853
Merit Medical Systems *	127	9,061
Mersana Therapeutics *	152	1,000
Mesa Laboratories	10	1,945
Mettler-Toledo International *	51	78,179
Mirati Therapeutics *	102	5,448
Mirum Pharmaceuticals *	44	1,033
Moderna *	769	135,390
ModivCare *	27	2,896
Monte Rosa Therapeutics *	58	429
Morphic Holding *	55	1,800
Multiplan *	516	681
Myovant Sciences *	84	2,258
Myriad Genetics *	151	2,978
Natera *	199	8,543
National HealthCare	25	1,489
National Research	27	1,253
Nektar Therapeutics, Cl A *	361	982
Neogen *	493	10,555
Neurocrine Biosciences *	214	23,739
Nevro *	65	2,387
NextGen Healthcare *	108	2,054
Nkarta *	65	346
Novavax *	153	1,669
Nurix Therapeutics *	77	946
Nutex Health *	605	811
Nuvalent, Cl A *	71	2,148
Nuvation Bio *	268	659
Oak Street Health *	227	6,597
Ocugen *	416	528
Ocular Therapeutix *	150	587
Omnicell *	85	4,715
OptimizeRx *	32	574
Option Care Health *	353	10,191
OraSure Technologies *	136	759
OrthoPediatrics *	25	1,178
Outset Medical *	90	2,531
Owens & Minor *	144	2,843
Pacific Biosciences of California *	397	4,403
Pacira BioSciences *	87	3,416
Paragon 28 *	49	826
Patterson	169	5,102
PDL BioPharma *(A)	64	—
Pennant Group *	53	686
Penumbra *	81	20,283
Phathom Pharmaceuticals *	32	382
Phibro Animal Health, Cl A	40	616
Phreesia *	97	3,637
Pliant Therapeutics *	77	2,698
PMV Pharmaceuticals *	60	492
Point Biopharma Global, Cl A *	160	1,280
Poseida Therapeutics, Cl A *	108	752

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Premier, Cl A	267	$8,907
Prestige Consumer Healthcare *	113	7,431
Privia Health Group *	160	4,326
PROCEPT BioRobotics *	80	3,111
Progyny *	144	4,952
Prometheus Biosciences *	67	7,615
Protagonist Therapeutics *	85	1,130
PTC Therapeutics *	136	6,241
Pulmonx *	63	560
Quanterix *	65	918
Quantum-Si *	180	400
Quest Diagnostics	264	39,199
QuidelOrtho *	114	9,755
R1 RCM *	385	5,509
RadNet *	97	2,042
RAPT Therapeutics *	44	1,278
Reata Pharmaceuticals, Cl A *	55	2,383
Recursion Pharmaceuticals, Cl A *	166	1,383
REGENXBIO *	77	1,787
Relay Therapeutics *	159	3,412
Relmada Therapeutics *	52	211
Replimune Group *	61	1,699
ResMed	331	75,590
Revance Therapeutics *	134	4,647
REVOLUTION Medicines *	130	3,476
Rhythm Pharmaceuticals *	95	2,598
Rocket Pharmaceuticals *	120	2,608
Royalty Pharma PLC, Cl A	823	32,253
Sage Therapeutics *	100	4,434
Sangamo Therapeutics *	259	904
Scholar Rock Holding *	75	908
Schrodinger *	114	2,757
Seagen *	415	57,884
Seer, Cl A *	80	364
Select Medical Holdings	199	5,785
Senseonics Holdings *	796	899
Seres Therapeutics *	182	996
Sharecare *	555	1,410
Shockwave Medical *	80	15,034
SI-BONE *	57	971
SIGA Technologies *	80	586
Signify Health, Cl A *	140	3,984
Silk Road Medical *	66	3,588
Simulations Plus	31	1,275
SomaLogic *	246	856
Sorrento Therapeutics *	868	832
Sotera Health *	194	3,345
SpringWorks Therapeutics *	87	2,732
STAAR Surgical *	93	6,561
STERIS PLC	227	46,878
Stoke Therapeutics *	43	428
Supernus Pharmaceuticals *	101	4,142
Surmodics *	27	759
Sutro Biopharma *	89	644
Syndax Pharmaceuticals *	94	2,698
Syneos Health, Cl A *	234	8,405

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Tandem Diabetes Care *	125	$5,093
Tango Therapeutics *	89	587
Tarsus Pharmaceuticals *	33	520
Teladoc Health *	356	10,466
Teleflex	107	26,046
TG Therapeutics *	264	4,021
Theravance Biopharma *	114	1,232
TransMedics Group *	58	3,655
Travere Therapeutics *	118	2,643
Treace Medical Concepts *	63	1,455
Tricida *	47	2
Twist Bioscience *	107	3,070
UFP Technologies *	13	1,478
Ultragenyx Pharmaceutical *	128	5,802
United Therapeutics *	102	26,843
US Physical Therapy	25	2,479
Vanda Pharmaceuticals *	106	814
Varex Imaging *	78	1,676
Vaxart *	246	266
Vaxcyte *	77	3,492
Veeva Systems, Cl A *	319	54,405
Ventyx Biosciences *	48	2,016
Vera Therapeutics, Cl A *	24	204
Veracyte *	138	3,468
Veradigm *	211	3,779
Verve Therapeutics *	71	1,615
ViewRay *	306	1,405
Viking Therapeutics *	132	1,156
Vir Biotechnology *	154	4,551
Viridian Therapeutics *	66	2,410
West Pharmaceutical Services	167	44,355
Xencor *	114	3,753
Y-mAbs Therapeutics *	69	310
Zentalis Pharmaceuticals *	99	2,336
Zimmer Biomet Holdings	478	60,869
Zoetis, Cl A	1,067	176,578

		4,581,980

INDUSTRIALS — 8.8%
3D Systems *	249	2,704
3M	1,260	145,001
AAON	97	7,403
AAR *	65	3,344
ABM Industries	128	6,004
ACCO Brands	178	1,130
Acuity Brands	73	13,762
ACV Auctions, Cl A *	217	2,127
ADT	410	3,604
Advanced Drainage Systems	171	17,244
AECOM	317	27,665
AerSale *	29	540
AGCO	141	19,476
Air Lease, Cl A	235	10,568
Air Transport Services Group *	114	3,227
Alamo Group	23	3,599
Alaska Air Group *	288	14,786

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Albany International, Cl A	71	$7,963
Alight, Cl A *	448	4,207
Allegiant Travel, Cl A *	31	2,667
Allegion PLC	199	23,392
Allied Motion Technologies	26	1,057
Allison Transmission Holdings	217	9,782
Altra Industrial Motion	148	9,038
Ameresco, Cl A *	62	3,997
American Airlines Group *	1,464	23,629
American Woodmark *	32	1,833
AMETEK	522	75,648
AO Smith	288	19,498
API Group *	495	11,009
Apogee Enterprises	42	1,967
Applied Industrial Technologies	86	12,316
ArcBest	47	3,922
Archer Aviation, Cl A *	241	699
Arcosa	93	5,512
Argan	26	1,014
Aris Water Solutions, Cl A	48	744
Armstrong World Industries	105	8,128
Array Technologies *	326	7,247
ASGN *	110	10,005
Astec Industries	44	1,942
Astronics *	49	728
Atkore *	93	12,113
Atlas Technical Consultants *	51	619
Avis Budget Group *	107	21,404
Axon Enterprise *	153	29,902
AZEK, Cl A *	290	6,998
AZZ	48	2,039
Babcock & Wilcox Enterprises *	167	1,109
Barnes Group	94	4,160
Barrett Business Services	13	1,292
Beacon Roofing Supply *	98	5,574
Blade Air Mobility *	92	410
Blink Charging *	80	1,089
Bloom Energy, Cl A *	393	9,797
BlueLinx Holdings *	18	1,563
Boise Cascade	76	5,698
Brady, Cl A	89	4,759
BrightView Holdings *	75	596
Brink’s	90	5,904
Builders FirstSource *	350	27,895
Cadre Holdings	31	710
Carlisle	117	29,351
Carrier Global	1,914	87,144
Casella Waste Systems, Cl A *	114	9,134
Caterpillar	1,202	303,253
CBIZ *	96	4,569
CECO Environmental *	57	820
CH Robinson Worldwide	280	28,048
ChargePoint Holdings *	348	4,225
Chart Industries *	84	11,254
Cintas	197	87,417
CIRCOR International *	39	1,078

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Clean Harbors *	114	$14,854
Columbus McKinnon	55	1,977
Comfort Systems USA	80	9,683
Construction Partners, Cl A *	77	2,178
Copart *	977	65,078
Core & Main, Cl A *	141	3,112
CoreCivic *	225	2,394
CoStar Group *	919	71,590
Covenant Logistics Group, Cl A	19	630
CRA International	14	1,664
Crane Holdings	109	12,634
CSW Industrials	30	4,056
CSX	4,789	148,076
Cummins	316	78,855
Curtiss-Wright	87	14,425
Custom Truck One Source *	119	843
Daseke *	80	558
Deere	637	269,349
Delta Air Lines *	1,458	57,008
Deluxe	84	1,679
Desktop Metal, Cl A *	431	723
Distribution Solutions Group *	37	1,528
Donaldson	278	17,333
Douglas Dynamics	44	1,778
Dover	319	48,434
Driven Brands Holdings *	122	3,561
Dun & Bradstreet Holdings	411	6,021
DXP Enterprises *	31	939
Dycom Industries *	56	5,341
Eagle Bulk Shipping	25	1,432
Eaton PLC	906	146,962
EMCOR Group	110	16,308
Emerson Electric	1,340	120,895
Encore Wire	36	5,811
Energy Recovery *	98	2,169
Energy Vault Holdings *	112	475
Enerpac Tool Group, Cl A	110	2,919
EnerSys	78	6,476
Ennis	48	1,019
Enovix *	210	1,667
EnPro Industries	40	4,843
Equifax	278	61,772
Esab	99	5,723
ESCO Technologies	50	4,922
ESS Tech *	92	203
Evoqua Water Technologies *	273	13,243
Expeditors International of Washington	371	40,124
Exponent	115	11,792
Fastenal	1,305	65,968
Federal Signal	116	6,177
FedEx	545	105,654
First Advantage *	100	1,388
Flowserve	298	10,257
Fluence Energy, Cl A *	73	1,762
Fluor *	320	11,760

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Forrester Research *	22	$815
Fortune Brands Innovations	294	18,966
Forward Air	52	5,608
Franklin Covey *	23	1,067
Franklin Electric	88	7,946
Frontier Group Holdings *	73	918
FTI Consulting *	77	12,283
FuelCell Energy *	795	2,910
Gates Industrial PLC *	202	2,668
GATX	79	9,042
Genco Shipping & Trading	77	1,397
Generac Holdings *	143	17,246
GEO Group *	231	2,657
Gibraltar Industries *	62	3,321
Global Industrial	14	368
GMS *	83	4,924
Gorman-Rupp	44	1,264
Graco	381	26,030
GrafTech International	378	2,472
Granite Construction	86	3,662
Great Lakes Dredge & Dock *	126	867
Greenbrier	62	1,917
Griffon	92	3,761
GXO Logistics *	266	13,920
H&E Equipment Services	62	3,155
Harsco *	153	1,215
Hawaiian Holdings *	98	1,207
Hayward Holdings *	333	4,492
Healthcare Services Group	144	1,940
Heartland Express	91	1,531
HEICO	84	14,360
Heidrick & Struggles International	38	1,169
Heliogen *	272	173
Helios Technologies	63	4,158
Herc Holdings	67	10,406
Heritage-Crystal Clean *	31	1,153
Hertz Global Holdings *	798	14,380
Hexcel	191	13,481
Hillenbrand	157	7,357
Hillman Solutions *	237	2,275
HireRight Holdings *	39	446
HNI	79	2,510
Honeywell International	1,536	320,225
Howmet Aerospace	942	38,330
Hub Group, Cl A *	65	5,543
Hubbell, Cl B	122	27,927
Hudson Technologies *	73	745
Huron Consulting Group *	40	2,722
Hyliion Holdings *	214	766
Hyster-Yale Materials Handling	11	357
IAA *	303	12,644
ICF International	35	3,577
IDEX	172	41,225
IES Holdings *	39	1,553
Illinois Tool Works	705	166,408

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Ingersoll Rand	919	$51,464
Insperity	81	8,955
Insteel Industries	36	1,080
Interface, Cl A	112	1,275
ITT	187	17,127
Jacobs Solutions	288	35,582
Janus International Group *	146	1,606
JB Hunt Transport Services	188	35,541
JELD-WEN Holding *	162	2,049
JetBlue Airways *	634	5,072
Joby Aviation *	594	2,625
John Bean Technologies	62	6,927
Johnson Controls International PLC	1,562	108,668
Kadant	23	4,687
KAR Auction Services *	223	3,247
KBR	314	16,086
Kelly Services, Cl A	66	1,195
Kennametal	151	4,304
Kforce	39	2,189
Kimball International, Cl B	70	518
Kirby *	135	9,555
Knight-Swift Transportation Holdings, Cl A	343	20,271
Korn Ferry	103	5,561
Landstar System	83	14,345
Legalzoom.com *	154	1,306
Lennox International	72	18,765
Lincoln Electric Holdings	130	21,693
Lindsay	21	3,289
Lyft, Cl A *	687	11,164
Manitowoc *	67	918
ManpowerGroup	117	10,198
Marten Transport	112	2,474
Masco	513	27,292
MasTec *	137	13,458
Masterbrand *	294	2,705
Matson	75	4,959
Matthews International, Cl A	58	2,148
Maxar Technologies	141	7,285
McGrath RentCorp	47	4,678
MDU Resources Group	444	13,724
Microvast Holdings *	244	398
Middleby *	116	18,032
Miller Industries	22	638
MillerKnoll	147	3,510
Montrose Environmental Group * .	53	2,870
Moog, Cl A	56	5,338
MRC Global *	160	2,176
MSA Safety	83	11,320
MSC Industrial Direct, Cl A	105	8,684
Mueller Industries	126	8,259
Mueller Water Products, Cl A	302	3,820
MYR Group *	32	3,170
Nikola *	566	1,534
Nordson	120	29,196

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Norfolk Southern	538	$132,246
Northwest Pipe *	19	711
NOW *	215	3,019
NV5 Global *	24	3,199
nVent Electric PLC	372	14,787
Old Dominion Freight Line	220	73,313
Omega Flex	7	744
Oshkosh	149	15,016
Otis Worldwide	964	79,270
Owens Corning	217	20,973
PACCAR	779	85,152
Parker-Hannifin	292	95,192
Parsons *	235	10,227
Pentair PLC	374	20,712
PGT Innovations *	112	2,430
Pitney Bowes	337	1,452
Planet Labs PBC *	354	1,752
Plug Power *	1,172	19,947
Primoris Services	103	2,740
Proterra *	328	1,673
Proto Labs *	54	1,652
Quanex Building Products	64	1,657
Quanta Services	322	49,005
Radiant Logistics *	75	421
RBC Bearings *	65	15,858
Regal Rexnord	151	21,019
Republic Services, Cl A	470	58,665
Resideo Technologies *	282	5,423
Resources Connection	63	1,088
REV Group	59	756
Robert Half International	243	20,402
Rocket Lab USA *	486	2,415
Rockwell Automation	263	74,174
Rollins	542	19,729
Rush Enterprises, Cl A	83	4,466
RXO *	221	4,049
Ryder System	114	10,763
Saia *	60	16,367
Schneider National, Cl B	111	2,942
Science Applications International	124	12,869
Sensata Technologies Holding PLC	351	17,848
SES AI *	353	1,165
Shoals Technologies Group, Cl A *	206	5,745
Shyft Group	63	2,097
Simpson Manufacturing	98	10,497
SiteOne Landscape Supply *	101	15,303
SkyWest *	96	1,993
Snap-on	120	29,848
Southwest Airlines	1,349	48,254
SP Plus *	44	1,659
Spirit AeroSystems Holdings, Cl A *	205	7,411
Spirit Airlines *	197	3,908
SPX Technologies *	103	7,726

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Standex International	23	$2,658
Stanley Black & Decker	335	29,919
Steelcase, Cl A	168	1,310
Stem *	258	2,544
Stericycle *	209	11,246
Sterling Check *	162	2,260
Sterling Infrastructure *	57	2,074
Sun Country Airlines Holdings *	65	1,214
SunPower, Cl A *	166	2,893
Sunrun *	470	12,352
Tennant	36	2,525
Terex	129	6,575
Tetra Tech	121	18,818
Textron	480	34,968
Thermon Group Holdings *	64	1,480
Timken	148	12,188
Titan International *	100	1,669
Titan Machinery *	39	1,714
Toro	237	26,430
TPI Composites *	71	927
Trane Technologies PLC	527	94,396
Transcat *	14	1,169
TransDigm Group *	120	86,130
TransUnion	437	31,355
Trex *	250	13,180
TriNet Group *	133	10,035
Trinity Industries	159	4,574
Triumph Group *	125	1,424
TrueBlue *	62	1,217
TuSimple Holdings, Cl A *	232	487
Tutor Perini *	82	752
Uber Technologies *	4,271	132,102
UFP Industries	136	12,723
U-Haul Holding *	17	1,140
U-Haul Holding, Cl B	178	10,999
UniFirst	29	5,755
Union Pacific	1,422	290,358
United Airlines Holdings *	743	36,377
United Parcel Service, Cl B	1,670	309,334
United Rentals	159	70,111
Univar Solutions *	377	12,999
Upwork *	223	2,890
Valmont Industries	48	15,827
Velo3D *	167	401
Verisk Analytics, Cl A	355	64,535
Veritiv	26	3,251
Vertiv Holdings, Cl A	700	9,954
Viad *	39	1,152
Vicor *	44	3,055
Virgin Galactic Holdings *	386	2,131
VSE	21	1,153
Wabash National	93	2,396
Waste Management	903	139,721
Watsco	76	21,840
Watts Water Technologies, Cl A	62	10,138
Werner Enterprises	107	5,026

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
WESCO International *	100	$14,901
Westinghouse Air Brake Technologies	399	41,420
Wheels Up Experience *	322	396
WillScot Mobile Mini Holdings, Cl A *	476	23,067
Woodward	129	13,192
WW Grainger	103	60,716
XPO *	257	10,244
Xylem	409	42,540
Zurn Elkay Water Solutions	335	7,323

		7,057,842

INFORMATION TECHNOLOGY — 28.8%
8x8 *	223	1,050
908 Devices *	44	410
A10 Networks	136	2,105
Accenture PLC, Cl A	1,514	422,482
ACI Worldwide *	220	6,145
ACM Research, Cl A *	87	1,087
Adeia	199	2,179
Adobe *	1,053	389,968
ADTRAN Holdings	136	2,566
Advanced Energy Industries	84	7,790
Advanced Micro Devices *	3,656	274,715
Aeva Technologies *	210	355
Affirm Holdings, Cl A *	387	6,266
Agilysys *	47	3,927
Akamai Technologies *	357	31,755
Alarm.com Holdings *	92	4,931
Alkami Technology *	67	1,097
Alpha & Omega Semiconductor * .	43	1,417
Altair Engineering, Cl A *	101	5,363
Alteryx, Cl A *	114	6,326
Ambarella *	71	6,379
Amdocs	280	25,740
American Software, Cl A	62	943
Amkor Technology	109	3,189
Amphenol, Cl A	1,349	107,610
Amplitude, Cl A *	87	1,251
Analog Devices	1,170	200,620
ANSYS *	198	52,739
Appfolio, Cl A *	35	3,932
Appian, Cl A *	78	3,226
Apple	36,645	5,287,507
Applied Materials	1,956	218,074
AppLovin, Cl A *	201	2,553
Arista Networks *	534	67,295
Arlo Technologies *	163	611
Arrow Electronics *	145	17,036
Asana, Cl A *	110	1,705
Aspen Technology *	65	12,863
Atlassian, Cl A *	330	53,335
Autodesk *	491	105,644
Automatic Data Processing	943	212,939
AvePoint *	202	903

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Aviat Networks *	21	$679
Avid Technology *	80	2,425
AvidXchange Holdings *	248	2,758
Avnet	210	9,635
Axcelis Technologies *	63	6,927
Badger Meter	66	7,649
Bel Fuse, Cl B	20	789
Belden	98	7,947
Benchmark Electronics	67	1,875
Bentley Systems, Cl B	451	17,612
BigCommerce Holdings *	118	1,447
Bill.com Holdings *	226	26,130
Black Knight *	344	20,843
Blackbaud *	80	4,977
Blackline *	112	8,042
Blend Labs, Cl A *	284	471
Block, Cl A *	1,198	97,901
Box, Cl A *	312	9,981
Braze, Cl A *	75	2,400
Brightcove *	78	495
Broadcom	929	543,474
Broadridge Financial Solutions	266	39,996
C3.ai, Cl A *	159	3,156
Cadence Design Systems *	617	112,806
Calix *	130	6,843
Cass Information Systems	24	1,165
CCC Intelligent Solutions Holdings *	217	2,007
CDW	308	60,377
Cerence *	76	1,864
Ceridian HCM Holding *	331	23,925
CEVA *	44	1,457
Ciena *	334	17,375
Cirrus Logic *	127	11,479
Cisco Systems	9,358	455,454
Clear Secure, Cl A *	121	3,798
Clearfield *	23	1,644
Clearwater Analytics Holdings, Cl A *	101	1,978
Cloudflare, Cl A *	634	33,545
Cognex	383	20,965
Cognizant Technology Solutions, Cl A	1,180	78,765
Coherent *	310	13,460
Cohu *	93	3,355
CommScope Holding *	396	3,326
CommVault Systems *	86	5,352
Comtech Telecommunications	52	825
Concentrix	98	13,897
Conduent *	385	1,836
Confluent, Cl A *	260	6,006
Consensus Cloud Solutions *	36	2,116
Corsair Gaming *	75	1,180
Couchbase *	48	710
Coupa Software *	172	13,746

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Credo Technology Group Holding *	171	$2,963
Crowdstrike Holdings, Cl A *	481	50,938
CS Disco *	30	249
CSG Systems International	61	3,640
CTS	61	2,715
Cvent Holding, Cl A *	77	621
Datadog, Cl A *	584	43,689
Dell Technologies, Cl C	572	23,235
Diebold Nixdorf *	143	342
Digi International *	67	2,277
Digimarc *	27	539
Digital Turbine *	166	2,882
DigitalOcean Holdings *	125	3,669
Diodes *	100	8,919
DocuSign, Cl A *	451	27,349
Dolby Laboratories, Cl A	140	11,138
Domo, Cl B *	58	900
DoubleVerify Holdings *	130	3,535
Dropbox, Cl A *	598	13,892
Duck Creek Technologies *	148	2,802
DXC Technology *	519	14,911
Dynatrace *	438	16,832
DZS *	35	444
E2open Parent Holdings *	406	2,801
Eastman Kodak *	116	419
Ebix	48	915
Edgio *	256	402
Elastic *	173	10,179
EngageSmart *	37	729
Enphase Energy *	301	66,635
Entegris	338	27,242
Envestnet *	120	7,800
EPAM Systems *	127	42,247
ePlus *	52	2,589
Euronet Worldwide *	107	12,057
Everbridge *	75	2,397
EverCommerce *	54	558
Evo Payments, Cl A *	93	3,150
ExlService Holdings *	73	12,454
Expensify, Cl A *	74	770
Extreme Networks *	251	4,526
F5 *	135	19,934
Fair Isaac *	56	37,293
FARO Technologies *	37	1,017
Fastly, Cl A *	213	2,205
Fidelity National Information Services	1,376	103,255
First Solar *	230	40,848
Fiserv *	1,379	147,112
Five9 *	157	12,368
FleetCor Technologies *	166	34,662
Flywire *	156	4,207
FormFactor *	150	4,221
Fortinet *	1,493	78,144
Freshworks, Cl A *	262	4,239

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Gartner *	163	$55,117
Gen Digital	1,384	31,846
Genpact	385	18,203
Gitlab, Cl A *	160	7,906
Global Payments	626	70,563
GLOBALFOUNDRIES *	156	9,248
GoDaddy, Cl A *	356	29,238
Grid Dynamics Holdings *	95	1,189
Guidewire Software *	191	13,989
Hackett Group	50	1,105
Harmonic *	202	2,660
Hewlett Packard Enterprise	2,928	47,229
HP	2,292	66,789
HubSpot *	105	36,436
I3 Verticals, Cl A *	43	1,244
Ichor Holdings *	55	1,859
Identiv *	42	366
Impinj *	48	6,229
Infinera *	416	3,045
Informatica, Cl A *	216	3,845
Insight Enterprises *	79	8,905
Instructure Holdings *	27	730
Intapp *	74	2,145
Intel	9,366	264,683
InterDigital	56	3,917
International Business Machines .	2,059	277,409
International Money Express *	66	1,502
Intuit	626	264,591
IonQ *	249	1,106
IPG Photonics *	63	7,062
Itron *	88	5,057
Jabil	301	23,668
Jack Henry & Associates	165	29,715
Jamf Holding *	83	1,649
Juniper Networks	727	23,482
Keysight Technologies *	405	72,637
Kimball Electronics *	46	1,174
KLA	323	126,771
KnowBe4 *	149	3,709
Knowles *	177	3,404
Kyndryl Holdings *	396	5,302
Lam Research	310	155,031
Lattice Semiconductor *	309	23,419
Lightwave Logic *	219	1,378
Littelfuse	56	14,375
LivePerson *	137	1,765
LiveRamp Holdings *	128	3,425
Lumentum Holdings *	150	9,027
MACOM Technology Solutions Holdings *	117	7,841
Manhattan Associates *	141	18,381
Marathon Digital Holdings *	218	1,572
Marqeta, Cl A *	772	5,118
Marvell Technology	1,936	83,538
Mastercard, Cl A	1,950	722,670
Matterport *	448	1,577

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Maximus	136	$10,180
MaxLinear, Cl A *	141	5,809
MeridianLink *	43	683
Methode Electronics	68	3,246
Microchip Technology	1,235	95,861
Micron Technology	2,472	149,062
Microsoft	16,761	4,153,543
MicroStrategy, Cl A *	18	4,531
MicroVision *	322	808
Mirion Technologies *	341	2,711
Mitek Systems *	84	828
MKS Instruments	131	13,404
Model N *	69	2,737
Momentive Global *	248	1,912
MoneyGram International *	171	1,842
MongoDB, Cl A *	150	32,132
Monolithic Power Systems	101	43,083
Motorola Solutions	379	97,407
N-Able *	109	1,119
Napco Security Technologies *	57	1,651
National Instruments	300	16,200
Navitas Semiconductor *	130	645
nCino *	132	3,775
NCR *	299	8,199
NetApp	494	32,718
NETGEAR *	54	1,078
NetScout Systems *	135	4,334
New Relic *	138	8,425
nLight *	84	1,042
Nutanix, Cl A *	521	14,520
NVE	9	656
NVIDIA	5,451	1,064,962
Okta, Cl A *	336	24,733
Olo, Cl A *	193	1,548
ON Semiconductor *	981	72,054
ON24 *	69	640
OneSpan *	68	939
Onto Innovation *	112	8,809
Oracle	3,521	311,468
OSI Systems *	30	2,841
PagerDuty *	157	4,677
Palantir Technologies, Cl A *	3,907	30,396
Palo Alto Networks *	667	105,813
PAR Technology *	51	1,733
Paya Holdings *	169	1,643
Paychex	735	85,157
Paycom Software *	116	37,577
Paycor HCM *	107	2,687
Paylocity Holding *	92	19,163
Payoneer Global *	415	2,473
PayPal Holdings *	2,620	213,504
Paysafe *	64	1,347
PC Connection *	8	392
PDF Solutions *	58	1,843
Pegasystems	76	2,955
Perficient *	66	4,893

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Photronics *	117	$2,120
Plexus *	53	5,087
Power Integrations	128	11,020
PowerSchool Holdings, Cl A *	85	1,914
Procore Technologies *	257	14,379
Progress Software	83	4,402
PROS Holdings *	80	2,016
PTC *	244	32,911
Pure Storage, Cl A *	637	18,435
Q2 Holdings *	107	3,501
Qorvo *	234	25,426
QUALCOMM	2,558	340,751
Qualys *	78	8,998
Rackspace Technology *	97	291
Rambus *	250	10,118
Rapid7 *	112	4,465
Remitly Global *	168	2,026
Repay Holdings, Cl A *	152	1,480
Rimini Street *	90	405
RingCentral, Cl A *	191	7,455
Riot Platforms *	298	1,868
Rogers *	36	5,025
Roper Technologies	241	102,847
Sabre *	592	4,032
Salesforce *	2,202	369,870
Samsara, Cl A *	160	2,182
Sanmina *	128	7,799
ScanSource *	48	1,581
Seagate Technology Holdings PLC	470	31,857
SEMrush Holdings, Cl A *	55	537
Semtech *	123	4,063
SentinelOne, Cl A *	372	5,613
ServiceNow *	458	208,450
Shift4 Payments, Cl A *	98	6,276
ShotSpotter *	17	655
Silicon Laboratories *	77	12,082
SiTime *	31	3,572
Skyworks Solutions	365	40,029
SMART Global Holdings *	90	1,547
SmartRent, Cl A *	258	753
Smartsheet, Cl A *	283	12,228
Snowflake, Cl A *	627	98,088
SolarWinds *	71	721
Splunk *	338	32,370
Sprinklr, Cl A *	140	1,392
Sprout Social, Cl A *	89	5,693
SPS Commerce *	81	11,022
Squarespace *	67	1,589
SS&C Technologies Holdings	509	30,718
Sumo Logic *	159	1,881
Super Micro Computer *	103	7,450
Synaptics *	90	11,253
Synopsys *	347	122,751
TD SYNNEX	97	9,909
Teledyne Technologies *	106	44,972
Telos *	92	446

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Tenable Holdings *	242	$9,736
Teradata *	230	8,022
Teradyne	357	36,307
Texas Instruments	2,083	369,128
Thoughtworks Holding *	168	1,814
Toast, Cl A *	603	13,453
Trimble *	563	32,688
TTEC Holdings	37	1,881
TTM Technologies *	185	2,908
Twilio, Cl A *	391	23,397
Tyler Technologies *	94	30,340
Ubiquiti	8	2,337
UiPath, Cl A *	720	11,059
Ultra Clean Holdings *	87	2,928
Unisys *	129	698
Unity Software *	434	15,416
Universal Display	99	13,120
Varonis Systems, Cl B *	209	5,401
Veeco Instruments *	99	1,966
Verint Systems *	125	4,746
VeriSign *	242	52,768
Verra Mobility, Cl A *	289	4,459
Vertex, Cl A *	69	932
ViaSat *	140	4,823
Viavi Solutions *	440	4,972
Visa, Cl A	3,721	856,611
Vishay Intertechnology	255	5,837
Vishay Precision Group *	23	993
VMware, Cl A *	515	63,043
Vontier	307	7,070
Western Digital *	712	31,292
Western Union	874	12,385
WEX *	99	18,312
Wolfspeed *	281	21,640
Workday, Cl A *	456	82,732
Workiva, Cl A *	105	9,086
Xerox Holdings	286	4,685
Yext *	192	1,334
Zebra Technologies, Cl A *	117	36,993
Zeta Global Holdings, Cl A *	246	2,234
Zoom Video Communications, Cl A *	476	35,700
Zscaler *	193	23,963
Zuora, Cl A *	241	1,909

		23,078,417

MATERIALS — 3.4%
5E Advanced Materials *	77	758
AdvanSix	53	2,292
Air Products and Chemicals	499	159,934
Albemarle	266	74,866
Alcoa	407	21,262
Alpha Metallurgical Resources	29	4,667
American Vanguard	57	1,288
Amyris *	422	671
AptarGroup	148	17,115

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
Arconic *	198	$4,655
Ardagh Metal Packaging	282	1,585
Ashland	123	13,440
Aspen Aerogels *	75	787
ATI *	293	10,662
Avery Dennison	183	34,668
Avient	167	6,767
Axalta Coating Systems *	501	15,080
Balchem	72	9,405
Ball	712	41,467
Berry Global Group	285	17,593
Cabot	127	9,567
Carpenter Technology	93	4,491
Celanese, Cl A	247	30,430
Century Aluminum *	100	1,124
CF Industries Holdings	452	38,284
Chase	14	1,321
Chemours	349	12,700
Clearwater Paper *	32	1,236
Cleveland-Cliffs *	1,159	24,745
Coeur Mining *	543	2,112
Commercial Metals	264	14,327
Compass Minerals International	80	3,733
Corteva	1,637	105,505
Crown Holdings	272	23,980
Danimer Scientific *	173	394
Diversey Holdings *	150	910
Dow	1,636	97,097
DuPont de Nemours	1,141	84,377
Eagle Materials	85	12,417
Eastman Chemical	279	24,599
Ecolab	576	89,182
Ecovyst *	150	1,573
Element Solutions	515	10,547
FMC	286	38,075
Freeport-McMoRan	3,217	143,543
FutureFuel	50	463
Ginkgo Bioworks Holdings *	1,721	3,356
Graphic Packaging Holding	694	16,718
Greif, Cl A	48	3,429
Hawkins	37	1,443
Haynes International	24	1,337
HB Fuller	115	7,946
Hecla Mining	1,257	7,756
Huntsman	433	13,722
Ingevity *	74	6,101
Innospec	48	5,425
International Flavors & Fragrances	581	65,339
International Paper	821	34,334
Intrepid Potash *	18	589
Kaiser Aluminum	31	2,713
Koppers Holdings	39	1,350
Kronos Worldwide	43	501
Linde PLC	1,000	330,940
Livent *	406	10,524

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
Louisiana-Pacific	166	$11,303
LSB Industries *	122	1,551
LyondellBasell Industries, Cl A	581	56,177
Martin Marietta Materials	142	51,069
Materion	40	3,610
Mativ Holdings	106	2,932
Minerals Technologies	63	4,375
Mosaic	786	38,938
MP Materials *	307	9,981
Myers Industries	71	1,710
NewMarket	13	4,479
Newmont	1,809	95,750
Nucor	593	100,229
O-I Glass *	302	5,813
Olin	330	21,315
Olympic Steel	19	841
Origin Materials *	201	1,216
Packaging Corp of America	210	29,967
Pactiv Evergreen	76	875
Piedmont Lithium *	34	2,334
PPG Industries	535	69,732
PureCycle Technologies *	226	1,894
Quaker Chemical	27	5,315
Ramaco Resources	47	490
Rayonier Advanced Materials *	120	832
Reliance Steel & Aluminum	136	30,933
Royal Gold	149	18,927
RPM International	291	26,164
Ryerson Holding	39	1,489
Schnitzer Steel Industries, Cl A	50	1,692
Scotts Miracle-Gro, Cl A	79	5,703
Sealed Air	329	18,016
Sensient Technologies	95	7,191
Sherwin-Williams	543	128,468
Silgan Holdings	191	10,293
Sonoco Products	221	13,505
Steel Dynamics	393	47,412
Stepan	42	4,613
Summit Materials, Cl A *	273	8,971
SunCoke Energy	162	1,476
Sylvamo	74	3,517
TimkenSteel *	79	1,554
Tredegar	49	594
TriMas	60	1,847
Trinseo PLC	68	1,887
Tronox Holdings PLC, Cl A	225	3,859
United States Lime & Minerals	4	607
United States Steel	535	15,242
Valvoline	402	14,737
Vulcan Materials	302	55,366
Warrior Met Coal	101	3,826
Westlake	76	9,329
WestRock	572	22,445
Worthington Industries	59	3,355

		2,714,963

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — 3.8%
Acadia Realty Trust ‡	185	$2,873
Agree Realty ‡	179	13,359
Alexander & Baldwin ‡	141	2,823
Alexander’s ‡	4	949
Alexandria Real Estate Equities ‡	369	59,313
American Assets Trust ‡	95	2,704
American Homes 4 Rent, Cl A ‡	690	23,660
American Tower ‡	1,056	235,900
Americold Realty Trust ‡	613	19,254
Anywhere Real Estate *	218	1,849
Apartment Income ‡	350	13,391
Apartment Investment and Management, Cl A *‡	276	2,073
Apple Hospitality ‡	488	8,652
Armada Hoffler Properties ‡	130	1,648
Ashford Hospitality Trust *‡	67	462
AvalonBay Communities ‡	319	56,603
Boston Properties ‡	357	26,611
Braemar Hotels & Resorts ‡	113	599
Brandywine Realty Trust ‡	331	2,171
Brixmor Property Group ‡	680	16,000
Broadstone Net Lease, Cl A ‡	333	6,031
BRT Apartments ‡	22	461
Camden Property Trust ‡	238	29,324
CareTrust ‡	187	3,875
CBL & Associates Properties ‡	54	1,439
CBRE Group, Cl A *	726	62,080
Centerspace ‡	30	2,029
Chatham Lodging Trust ‡	93	1,322
Community Healthcare Trust ‡	46	1,972
Compass, Cl A *	539	2,167
Corporate Office Properties Trust ‡	220	6,175
Cousins Properties ‡	344	9,432
Crown Castle ‡	984	145,740
CTO Realty Growth ‡	31	609
CubeSmart ‡	509	23,307
Cushman & Wakefield PLC *	370	5,339
DiamondRock Hospitality ‡	406	3,910
Digital Realty Trust ‡	655	75,076
DigitalBridge Group	318	4,710
Diversified Healthcare Trust ‡	463	366
Douglas Elliman	133	620
Douglas Emmett ‡	327	5,477
Easterly Government Properties, Cl A ‡	171	2,777
EastGroup Properties ‡	98	16,488
Elme Communities ‡	170	3,264
Empire State Realty Trust, Cl A ‡	260	2,168
EPR Properties ‡	169	7,179
Equinix ‡	207	152,793
Equity Commonwealth *‡	212	5,410
Equity LifeStyle Properties ‡	403	28,927
Equity Residential ‡	843	53,657
Essential Properties Realty Trust ‡	319	8,128
Essex Property Trust ‡	148	33,458
eXp World Holdings	145	2,261

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
Extra Space Storage ‡	301	$47,507
Farmland Partners ‡	98	1,262
Federal Realty Investment Trust ‡	183	20,410
First Industrial Realty Trust ‡	300	16,005
Four Corners Property Trust ‡	158	4,544
Franklin Street Properties ‡	194	598
FRP Holdings *	12	674
Gaming and Leisure Properties ‡	559	29,940
Getty Realty ‡	83	3,024
Gladstone Commercial ‡	76	1,291
Gladstone Land ‡	62	1,211
Global Medical ‡	121	1,359
Global Net Lease ‡	203	3,035
Healthpeak Properties ‡	1,227	33,718
Hersha Hospitality Trust, Cl A ‡	65	598
Highwoods Properties ‡	203	6,165
Host Hotels & Resorts ‡	1,613	30,405
Howard Hughes *	113	9,660
Hudson Pacific Properties ‡	276	3,144
Independence Realty Trust ‡	502	9,453
Industrial Logistics Properties Trust ‡	126	556
Innovative Industrial Properties, Cl A ‡	63	5,656
InvenTrust Properties ‡	132	3,283
Invitation Homes ‡	1,390	45,175
Iron Mountain ‡	658	35,914
iStar ‡	161	1,494
JBG SMITH Properties ‡	222	4,471
Jones Lang LaSalle *	108	19,966
Kennedy-Wilson Holdings	230	4,112
Kilroy Realty ‡	263	10,794
Kimco Realty ‡	1,381	31,017
Kite Realty Group Trust ‡	495	10,741
Lamar Advertising, Cl A ‡	198	21,095
Life Storage ‡	192	20,744
LTC Properties ‡	78	2,976
LXP Industrial Trust, Cl B ‡	533	6,156
Macerich ‡	418	5,743
Marcus & Millichap	48	1,740
Mid-America Apartment Communities ‡	262	43,681
National Health Investors ‡	84	4,942
National Retail Properties ‡	401	18,987
National Storage Affiliates Trust ‡ .	194	7,915
Necessity Retail ‡	260	1,776
NETSTREIT ‡	98	1,973
Newmark Group, Cl A	283	2,425
NexPoint Residential Trust ‡	45	2,272
Office Properties Income Trust ‡	92	1,579
Omega Healthcare Investors ‡	533	15,692
One Liberty Properties ‡	31	747
Opendoor Technologies *	913	1,999
Orion Office ‡	105	1,013
Outfront Media ‡	276	5,492
Paramount Group ‡	367	2,367

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
Park Hotels & Resorts ‡	431	$6,340
Pebblebrook Hotel Trust ‡	254	4,166
Phillips Edison ‡	265	8,883
Piedmont Office Realty Trust, Cl A ‡	239	2,533
Plymouth Industrial ‡	78	1,746
Postal Realty Trust, Cl A ‡	34	526
PotlatchDeltic ‡	181	8,838
Prologis ‡	2,096	270,951
Public Storage ‡	352	107,128
Rayonier ‡	331	12,045
RE/MAX Holdings, Cl A	35	798
Realty Income ‡	1,407	95,447
Redfin *	206	1,541
Regency Centers ‡	387	25,786
Retail Opportunity Investments ‡ .	237	3,752
Rexford Industrial Realty ‡	417	26,467
RLJ Lodging Trust ‡	312	3,922
RMR Group, Cl A	28	869
RPT Realty ‡	164	1,719
Ryman Hospitality Properties ‡	122	11,333
Sabra Health Care ‡	446	6,021
Safehold ‡	46	1,620
Saul Centers ‡	26	1,113
SBA Communications, Cl A ‡	243	72,300
Seritage Growth Properties *‡	71	863
Service Properties Trust ‡	316	2,816
Simon Property Group ‡	741	95,189
SITE Centers ‡	363	4,955
SL Green Realty ‡	123	5,066
Spirit MTA ‡(A)	23	18
Spirit Realty Capital ‡	309	13,559
St. Joe	112	5,275
STAG Industrial ‡	408	14,525
STORE Capital ‡	640	20,614
Summit Hotel Properties ‡	204	1,738
Sun Communities ‡	277	43,450
Sunstone Hotel Investors ‡	410	4,506
Tanger Factory Outlet Centers ‡	199	3,803
Tejon Ranch *	50	1,001
Terreno Realty ‡	169	10,889
UDR ‡	737	31,389
UMH Properties ‡	98	1,756
Uniti Group ‡	453	2,985
Urban Edge Properties ‡	228	3,591
Urstadt Biddle Properties, Cl A ‡ .	57	1,070
Ventas ‡	908	47,043
Veris Residential *‡	174	3,010
VICI Properties, Cl A ‡	2,194	75,006
Vornado Realty Trust ‡	381	9,293
Welltower ‡	1,057	79,317
WeWork, Cl A *	424	674
Weyerhaeuser ‡	1,683	57,946
Whitestone, Cl B ‡	90	937
WP Carey ‡	436	37,291
Xenia Hotels & Resorts ‡	222	3,308

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
Zillow Group, Cl C *	363	$16,048

		3,042,136

UTILITIES — 3.2%
AES	1,519	41,636
ALLETE	130	8,042
Alliant Energy	572	30,905
Altus Power, Cl A *	109	874
Ameren	586	50,906
American Electric Power	1,171	110,027
American States Water	84	7,910
American Water Works	414	64,787
Artesian Resources, Cl A	16	942
Atmos Energy	316	37,143
Avangrid	138	5,819
Avista	165	6,584
Black Hills	148	10,712
California Water Service Group	123	7,524
CenterPoint Energy	1,431	43,102
Chesapeake Utilities	34	4,287
Clearway Energy, Cl C	159	5,373
CMS Energy	665	42,021
Consolidated Edison	808	77,011
Constellation Energy	742	63,337
Dominion Energy	1,892	120,407
DTE Energy	438	50,970
Duke Energy	1,756	179,902
Edison International	870	59,943
Entergy	462	50,025
Essential Utilities	597	27,898
Evergy	516	32,327
Eversource Energy	787	64,794
Exelon	2,258	95,265
FirstEnergy	1,303	53,358
Hawaiian Electric Industries	248	10,483
IDACORP	115	12,168
MGE Energy	71	5,191
Middlesex Water	34	2,851
Montauk Renewables *	85	944
National Fuel Gas	199	11,554
New Jersey Resources	219	10,932
NextEra Energy	4,512	336,731
NextEra Energy Partners	191	14,000
NiSource	922	25,586
Northwest Natural Holding	68	3,410
NorthWestern	127	7,214
NRG Energy	523	17,897
OGE Energy	456	17,930
ONE Gas	121	9,966
Ormat Technologies	128	11,846
Otter Tail	73	4,683
PG&E *	3,731	59,323
Pinnacle West Capital	257	19,159
PNM Resources	193	9,550
Portland General Electric	202	9,611

COMMON STOCK — continued

	Shares	Value

UTILITIES— continued
PPL	1,679	$49,698
Public Service Enterprise Group	1,136	70,352
Sempra Energy	716	114,796
SJW Group	52	4,025
South Jersey Industries	278	10,033
Southern	2,478	167,711
Southwest Gas Holdings	151	10,106
Spire	116	8,378
Star Group	61	729
Sunnova Energy International *	193	3,760
UGI	474	18,879
Unitil	31	1,617
Vistra	909	20,962
WEC Energy Group	719	67,579
Xcel Energy	1,248	85,825
York Water	28	1,273

		2,590,583

Total Common Stock (Cost $77,086,407)		76,194,686

RIGHTS — 0.0%

	Number Of Rights
AbioMed *‡‡	101	—
Achillion Pharmaceuticals *‡‡(A)	78	78
Akouos *‡‡	41	—
Flexion Therapeutics *‡‡(A)	42	—
Prevail Therapeutics *‡‡(A)	16	—
Progenics Pharmaceuticals *‡‡(A)	45	—
Radius Health *‡‡(A)	82	—
Zagg *‡‡(A)	17	—
Zogenix *‡‡(A)	79	—
		—

Total Rights (Cost $–)		78

WARRANTS — 0.0%

	Number Of Warrants
Nabors Industries, Strike Price $166.67,*
Expires 6/14/2026	2	61
Triumph Group, Strike Price $12.35,*
Expires 12/19/2023	37	38

Total Warrants (Cost $–)		99

Total Investments in Securities— 95.2% (Cost $77,086,407)		$76,194,863

Percentages are based on Net Assets of $80,026,754.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

A list of the open OTC swap agreements held by the Fund at January 31, 2023, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
Wells Fargo	WFCBL2N3 Custom Basket*	USD-LIBOR- BBA + 0.450%	Asset Return	Annually	12/06/2023	USD	$3,418,986	$148,411	$–	$148,411

*The following table represents the individual common stock exposures comprising the WFCBL2N3 Custom Basket Total Return Swaps as of January 31, 2023:

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
284	3M Co	10,326	448	0.3
346	Accenture PLC	30,442	1,321	0.9
373	Activision Blizzard Inc	9,013	391	0.3
244	Adobe Inc	28,558	1,240	0.8
822	Advanced Micro Devices Inc	19,499	846	0.5
113	Air Products And Chemicals Inc	11,460	498	0.3
222	Airbnb Inc	7,795	338	0.2
62	Albemarle Corp	5,485	238	0.2
138	Allstate Corp/The	5,603	243	0.2
2,816	Alphabet Inc, Class A	88,804	3,855	2.6
3,133	Alphabet Inc, Class C	97,754	4,243	2.9
934	Altria Group Inc	13,277	576	0.4
260	American Electric Power Co Inc	7,708	335	0.2
387	American Express Co	21,375	928	0.6
381	American International Group Inc	7,612	330	0.2
236	American Tower Corp	16,671	724	0.4
55	Ameriprise Financial Inc	6,111	265	0.2
117	Ametek Inc	5,354	232	0.2
272	Amgen Inc	21,697	942	0.6
309	Amphenol Corp	7,787	338	0.2
265	Analog Devices Inc	14,333	622	0.4
8,412	Apple Inc	383,225	16,635	11.2
442	Applied Materials Inc	15,571	676	0.5
286	Archer-Daniels-Midland Co	7,481	325	0.2
121	Arista Networks Inc	4,795	208	0.1
106	Arthur J Gallagher & Co	6,552	284	0.1
3,576	AT&T Inc	23,000	998	0.7
116	Autodesk Inc	7,913	344	0.2
214	Automatic Data Processing Inc	15,247	662	0.4
10	Autozone Inc	7,500	326	0.2
4,054	Bank Of America Corp	45,415	1,971	1.3
409	Bank Of New York Mellon Corp/The	6,524	283	0.1
937	Berkshire Hathaway Inc	92,141	4,000	2.7
77	Blackrock Inc	18,406	799	0.4
357	Blackstone Inc	10,812	469	0.3
286	Block Inc	7,372	320	0.2
21	Booking Holdings Inc	16,215	704	0.5
731	Boston Scientific Corp	10,668	463	0.3
1,078	Bristol-Myers Squibb Co	24,736	1,074	0.7
142	Cadence Design Systems Inc	8,197	356	0.2
198	Capital One Financial Corp	7,424	322	0.2
429	Carrier Global Corp	6,170	268	0.2
271	Caterpillar Inc	21,562	936	0.6
866	Charles Schwab Corp/The	21,170	919	0.6
58	Charter Communications Inc	7,026	305	0.2
126	Cheniere Energy Inc	6,063	263	0.2
1,008	Chevron Corp	55,370	2,404	1.6
15	Chipotle Mexican Grill Inc	7,584	329	0.2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
212	Chubb Ltd	15,248	662	0.4
45	Cintas Corp	6,278	273	0.2
2,109	Cisco Systems Inc	32,413	1,407	0.9
992	Citigroup Inc	16,358	710	0.5
181	Cme Group Inc	10,100	438	0.3
2,197	Coca-Cola Co/The	42,537	1,846	1.2
271	Cognizant Technology Solutions Corp	5,704	248	0.2
428	Colgate-Palmolive Co	10,064	437	0.3
2,251	Comcast Corp	27,962	1,214	0.8
178	Consolidated Edison Inc	5,365	233	0.2
80	Constellation Brands Inc	5,821	253	0.2
167	Constellation Energy Corp	4,489	195	0.1
363	Corteva Inc	7,385	321	0.2
208	Costar Group Inc	5,116	222	0.1
115	Crowdstrike Holdings Inc	3,858	167	0.1
223	Crown Castle Inc	10,430	453	0.3
1,079	CSX Corp	10,530	457	0.3
71	Cummins Inc	5,631	244	0.2
142	Deere & Co	18,948	822	0.6
374	Devon Energy Corp	7,463	324	0.2
201	Dexcom Inc	6,791	295	0.2
116	Dollar General Corp	8,524	370	0.2
115	Dollar Tree Inc	5,452	237	0.2
422	Dominion Energy Inc	8,483	368	0.2
362	Dow Inc	6,775	294	0.2
392	Duke Energy Corp	12,668	550	0.4
201	Eaton Corp PLC	10,316	448	0.3
133	Ecolab Inc	6,487	282	0.2
320	Edwards Lifesciences Corp	7,737	336	0.2
129	Electronic Arts Inc	5,236	227	0.2
423	Eli Lilly & Co	45,985	1,996	1.3
299	Emerson Electric Co	8,517	370	0.2
69	Enphase Energy Inc	4,803	208	0.1
296	Eog Resources Inc	12,361	537	0.4
46	Equinix Inc	10,764	467	0.3
127	Estee Lauder Cos Inc/The	11,069	481	0.3
509	Exelon Corp	6,775	294	0.2
2,144	Exxon Mobil Corp	78,537	3,409	2.3
123	Fedex Corp	7,544	328	0.2
318	Fidelity National Information Services Inc	7,539	327	0.2
315	Fiserv Inc	10,616	461	0.3
2,039	Ford Motor Co	8,696	378	0.3
350	Fortinet Inc	5,777	251	0.2
755	Freeport-Mcmoran Inc	10,638	462	0.3
300	General Mills Inc	7,428	323	0.2
731	General Motors Co	9,069	394	0.3
643	Gilead Sciences Inc	17,053	740	0.5
146	Global Payments Inc	5,197	226	0.2
172	Goldman Sachs Group Inc/The	19,836	861	0.6
465	Halliburton Co	6,050	263	0.2
75	Hershey Co/The	5,296	230	0.2
144	Hess Corp	6,817	296	0.2
140	Hilton Worldwide Holdings Inc	6,415	279	0.2
528	Home Depot Inc/The	54,060	2,347	1.6
344	Honeywell International Inc	22,639	983	0.7
44	Idexx Laboratories Inc	6,686	290	0.2
158	Illinois Tool Works Inc	11,806	512	0.3
2,136	Intel Corp	19,061	827	0.6
460	International Business Machines Corp	19,554	849	0.6
142	Intuit Inc	18,904	821	0.6
185	Intuitive Surgical Inc	14,368	624	0.4
350	Johnson Controls International PLC	7,698	334	0.2
1,477	JPMorgan Chase & Co	65,278	2,834	1.9

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
437	Keurig Dr Pepper Inc	4,870	211	0.1
93	Keysight Technologies Inc	5,277	229	0.2
173	Kimberly-Clark Corp	7,101	308	0.2
1,012	Kinder Morgan Inc	5,846	254	0.2
73	KLA Corp	9,099	395	0.3
559	Kraft Heinz Co/The	7,148	310	0.2
72	Lam Research Corp	11,300	491	0.3
223	Linde PLC	23,330	1,013	0.7
326	Lowe’s Cos Inc	21,439	931	0.6
261	Marathon Petroleum Corp	10,580	459	0.3
147	Marriott International Inc/MD	8,060	350	0.2
256	Marsh & Mclennan Cos Inc	14,142	614	0.4
435	Marvell Technology Inc	5,930	257	0.2
1,201	Meta Platforms Inc	56,475	2,451	1.7
281	Microchip Technology Inc	6,879	299	0.2
561	Micron Technology Inc	10,675	463	0.3
177	Moderna Inc	9,816	426	0.3
682	Mondelez International Inc	14,100	612	0.4
192	Monster Beverage Corp	6,312	274	0.2
95	Moody’s Corp	9,711	422	0.3
668	Morgan Stanley	20,534	891	0.6
85	Motorola Solutions Inc	6,882	299	0.2
41	MSCI Inc	6,847	297	0.2
232	Netflix Inc	25,902	1,124	0.8
422	Newmont Corp	7,050	306	0.2
1,003	Nextera Energy Inc	23,624	1,025	0.7
650	Nike Inc	26,148	1,135	0.8
121	Norfolk Southern Corp	9,370	407	0.3
137	Nucor Corp	7,314	318	0.2
1,234	Nvidia Corp	76,125	3,304	2.2
487	Occidental Petroleum Corp	9,953	432	0.3
799	Oracle Corp	22,321	969	0.7
32	O’Reilly Automotive Inc	8,083	351	0.2
217	Otis Worldwide Corp	5,630	244	0.2
175	Paccar Inc	6,022	261	0.2
156	Palo Alto Networks Inc	7,804	339	0.2
66	Parker-Hannifin Corp	6,755	293	0.2
167	Paychex Inc	6,122	266	0.2
606	Paypal Holdings Inc	15,581	676	0.5
702	Pepsico Inc	37,921	1,646	1.1
801	Philip Morris International Inc	26,364	1,144	0.8
252	Phillips 66	7,970	346	0.2
116	Pioneer Natural Resources Co	8,468	368	0.2
207	PNC Financial Services Group Inc/The	10,810	469	0.3
297	Progressive Corp/The	12,782	555	0.4
471	Prologis Inc	19,216	834	0.6
189	Prudential Financial Inc	6,251	271	0.2
85	Public Storage	8,139	353	0.2
590	Qualcomm Inc	24,801	1,077	0.7
317	Realty Income Corp	6,786	295	0.2
74	Resmed Inc	5,345	232	0.2
63	Rockwell Automation Inc	5,622	244	0.2
55	Roper Technologies Inc	7,381	320	0.2
174	Ross Stores Inc	6,504	282	0.2
171	S&P Global Inc	20,233	878	0.6
519	Salesforce Inc	27,504	1,194	0.8
718	Schlumberger NV	12,909	560	0.4
159	Sempra Energy	8,072	350	0.2
108	Servicenow Inc	15,516	674	0.5
125	Sherwin-Williams Co/The	9,338	405	0.3
149	Snowflake Inc	7,381	320	0.2
554	Southern Co/The	11,836	514	0.3
580	Starbucks Corp	19,986	868	0.6

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2023 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
79	Synopsys Inc	8,869	385	0.3
263	Sysco Corp	6,431	279	0.2
238	Target Corp	12,922	561	0.4
1,398	Tesla Inc	76,464	3,319	2.2
473	Texas Instruments Inc	26,465	1,149	0.8
597	Tjx Cos Inc/The	15,424	670	0.5
284	T-Mobile Us Inc	13,399	582	0.4
116	Trane Technologies PLC	6,543	284	0.2
27	Transdigm Group Inc	6,205	269	0.2
118	Travelers Cos Inc/The	7,126	309	0.2
681	Truist Financial Corp	10,615	461	0.3
975	Uber Technologies Inc	9,518	413	0.3
321	Union Pacific Corp	20,709	899	0.6
375	United Parcel Service Inc	21,947	953	0.6
768	US Bancorp	12,078	524	0.4
204	Valero Energy Corp	9,039	392	0.3
2,099	Verizon Communications Inc	27,545	1,196	0.8
496	VICI Properties Inc	5,350	232	0.2
956	Walt Disney Co/The	32,741	1,421	1.0
1,174	Warner Bros Discovery Inc	5,493	238	0.2
201	Waste Management Inc	9,838	427	0.3
620	Williams Cos Inc/The	6,314	274	0.2
106	Workday Inc	6,090	264	0.2
278	Xcel Energy Inc	6,038	262	0.2
144	Yum! Brands Inc	5,952	258	0.2
244	Zoetis Inc	12,771	554	0.4
		$3,418,986	$148,411	100.0%

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary for abbreviations”.

KOC-QH-008-0700

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 90.2%#

	Shares	Value

FINANCIALS — 3.8%
Ellington Financial ‡	389,039	$5,341,506

REAL ESTATE — 86.4%
Acadia Realty Trust ‡	260,169	4,040,425
Alexandria Real Estate Equities ‡	39,778	6,393,916
American Homes 4 Rent, Cl A ‡	164,206	5,630,624
Americold Realty Trust ‡	132,193	4,152,182
Broadstone Net Lease, Cl A ‡	285,628	5,172,723
Camden Property Trust ‡	45,586	5,616,651
CubeSmart ‡	159,550	7,305,794
DigitalBridge Group	510,142	7,550,102
Easterly Government Properties, Cl A ‡	208,665	3,388,720
Elme Communities ‡	91,684	1,760,333
Equity LifeStyle Properties ‡	76,736	5,508,110
Independence Realty Trust ‡	360,712	6,792,207
Kilroy Realty ‡	45,717	1,876,226
Lamar Advertising, Cl A ‡	32,315	3,442,840
Life Storage ‡	22,597	2,441,380
National Storage Affiliates Trust ‡	114,817	4,684,534
Prologis ‡	46,035	5,951,405
Retail Opportunity Investments ‡	273,662	4,332,069
Rexford Industrial Realty ‡	112,105	7,115,304
SBA Communications, Cl A ‡	10,936	3,253,788
STORE Capital ‡	52,000	1,674,920
Sun Communities ‡	49,634	7,785,589
UDR ‡	151,538	6,454,003
Ventas ‡	89,652	4,644,870
Veris Residential *‡	120,177	2,079,062
Welltower ‡	18,612	1,396,644

		120,444,421

Total Common Stock (Cost $141,174,882)		125,785,927

Total Investments in Securities— 90.2% (Cost $141,174,882)		$125,785,927

Percentages are based on Net Assets of $139,448,233.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See “Glossary” for abbreviations.

KOC-QH-009-0700

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.0%

	Shares	Value

AUSTRALIA — 4.7%
BHP Group	81,936	$2,869,578
Macquarie Group	17,804	2,375,218
Woodside Energy Group	70,806	1,833,443

		7,078,239

BRAZIL — 1.7%
MercadoLibre *	830	980,803
Suzano	177,000	1,619,614

		2,600,417

CANADA — 6.9%
Bank of Montreal	24,193	2,434,664
Canadian National Railway	19,500	2,321,153
Canadian Natural Resources	28,400	1,743,210
Magna International	27,679	1,796,935
Stantec	40,000	2,085,153

		10,381,115

CHINA — 7.2%
Alibaba Group Holding *	106,000	1,457,359
Baidu, Cl A *	41,400	695,935
China Mengniu Dairy	330,000	1,591,878
CSPC Pharmaceutical Group	1,381,002	1,574,623
Meituan, Cl B *	4,060	90,765
NetEase	35,215	624,789
People’s Insurance Group of China	4,160,000	1,402,440
Pinduoduo ADR *	14,300	1,401,114
Tencent Holdings	40,600	1,978,394

		10,817,297

COLOMBIA — 0.3%
Interconexion Electrica ESP	116,500	476,827

DENMARK — 0.9%
Genmab *	3,520	1,379,477

FRANCE — 13.8%
BNP Paribas	33,700	2,314,569
Dassault Systemes	49,300	1,833,504
Edenred	28,500	1,552,374
Ipsen	16,886	1,773,614
L’Oreal	7,130	2,944,048
LVMH Moet Hennessy Louis Vuitton	4,320	3,771,239
Pernod Ricard	11,500	2,380,836
TotalEnergies	34,000	2,101,898
Vinci	19,740	2,230,405

		20,902,487

GERMANY — 4.5%
Daimler Truck Holding *	46,086	1,548,651
Mercedes-Benz Group	33,752	2,511,544
Siemens	17,400	2,717,961

		6,778,156

COMMON STOCK — continued

	Shares	Value

HONG KONG — 1.1%
CK Asset Holdings	268,000	$1,713,461

INDIA — 2.5%
ICICI Bank	162,000	1,657,450
Infosys	112,000	2,109,554

		3,767,004

INDONESIA — 1.2%
Bank Negara Indonesia Persero	2,970,000	1,820,583

JAPAN — 15.1%
Fuji Electric	40,030	1,620,334
Fujitsu	12,700	1,808,219
Hoya	21,260	2,338,003
ITOCHU	75,700	2,446,763
Komatsu	69,000	1,695,638
Mitsubishi UFJ Financial Group	256,200	1,876,635
Nintendo	51,400	2,228,591
Nippon Telegraph & Telephone	80,820	2,423,430
Ono Pharmaceutical	75,000	1,627,402
Shin-Etsu Chemical	16,500	2,432,482
Tokio Marine Holdings	108,600	2,274,596

		22,772,093

LUXEMBOURG — 1.3%
ArcelorMittal	61,432	1,905,793

MALAYSIA — 0.8%
Kuala Lumpur Kepong	255,000	1,282,834

MEXICO — 0.9%
Cemex *	2,609,100	1,388,342

NETHERLANDS — 3.5%
ASML Holding	4,550	3,010,484
Koninklijke Ahold Delhaize	73,871	2,204,817

		5,215,301

NORWAY — 0.8%
Equinor	41,950	1,278,496

SINGAPORE — 2.7%
Capitaland Investment	575,000	1,742,026
United Overseas Bank	104,440	2,373,988

		4,116,014

SOUTH AFRICA — 1.1%
MTN Group	197,541	1,672,110

SOUTH KOREA — 1.6%
KB Financial Group	51,771	2,359,329

SPAIN — 2.3%
CaixaBank	445,800	1,977,989
Industria de Diseno Textil	48,000	1,498,593

		3,476,582

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SWEDEN — 1.4%
Boliden	46,530	$2,088,128

SWITZERLAND — 3.7%
Nestle	30,730	3,749,338
Sonova Holding	7,380	1,845,530

		5,594,868

TAIWAN — 2.7%
Taiwan Semiconductor
Manufacturing	230,160	4,061,587

THAILAND — 0.9%
PTT Exploration & Production
PCL	270,000	1,409,420

UNITED KINGDOM — 10.2%
3i Group PLC	130,000	2,536,263
Compass Group PLC	92,000	2,197,695
Legal & General Group PLC	605,385	1,905,109
Linde PLC	4,283	1,417,416
Lloyds Banking Group PLC	3,825,000	2,489,289
SSE PLC	95,000	2,027,741
Unilever PLC	56,250	2,863,071

		15,436,584

UNITED STATES — 2.2%
Amgen	6,470	1,633,028
Waste Connections	13,000	1,725,061

		3,358,089

Total Common Stock (Cost $134,695,211)		145,130,633

Total Investments in Securities— 96.0% (Cost $134,695,211)		$ 145,130,633

Percentages are based on Net Assets of $151,231,147.

*	Non-income producing security.

See “Glossary” for abbreviations.

KOC-QH-006-1600

THE ADVISOR’S INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS JANUARY 31, 2023 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

ETF — Exchange Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PCL — Public Company Limited

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

S&P — Standard & Poor’s

Ser — Series

SOFR — Secured Overnight Financing Rate

SPDR— Standard & Poor’s Depositary Receipt

TSFR — Term Secured Overnight Financing Rate

Currency Abbreviation

USD — United States Dollar